UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7440

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA		90401
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Emerging Markets Value Fund Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant's telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2006

ITEM 1.                  SCHEDULE OF INVESTMENTS.

Dimensional Emerging Markets Value Fund Inc.

Form N-Q

August 31, 2006

(Unaudited)

Table of Contents

Definitions of Abbreviations and Footnotes

Schedule of Investments

Notes to Schedule of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
ADR	American Depositary Receipt

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedule of Investments.
††	Securities have been fair valued. See Security Valuation Note within the Notes to Schedule of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedule of Investments.
(r)	The adjustable rate shown is effective as of August 31, 2006.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.4%)
COMMON STOCKS — (0.4%)
	Acindar Industria Argentina de Aceros SA Series B	659,405	$1,001,805
*	Alpargatas SAIC	6,363	9,345
*	Banco Suquia SA	327,868	51,368
	BBVA Banco Frances SA	130,508	315,175
*	Capex SA Series A	131,575	378,970
*	Celulosa Argentina SA Series B	14,412	11,131
*	Central Puerto SA Series B	125,000	90,206
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	605,866
	DYCASA SA (Dragados y Construcciones Argentina) Series B	55,000	57,621
*	Endesa Costanera SA Series B	261,000	204,872
*	IRSA Inversiones y Representaciones SA	1,186,421	1,378,145
*	Juan Minetti SA	769,693	669,946
	Ledesma S.A.A.I.	885,405	526,853
*	Metrogas SA Series B	176,000	57,934
*	Molinos Rio de la Plata SA Series B	502,274	518,261
*	Polledo SA Industrial y Constructora y Financiera	50,000	5,396
	Siderar S.A.I.C. Series A	494,314	3,379,454
	Solvay Indupa S.A.I.C.	1,229,322	1,233,431
	Tenaris SA	140,000	2,510,255
*	Transportadora de Gas del Sur SA Series B	364,679	353,201

TOTAL — ARGENTINA			13,359,235

BRAZIL — (7.6%)
COMMON STOCKS — (1.7%)
	Arcelor Brasil SA	1,751,487	30,389,607
*	Avipal SA Avicultura e Agropecua	12,500,000	49,090
	Brasil Telecom Participacoes SA	51,256,779	508,264
	Companhia Siderurgica Nacional SA	931,400	27,455,448
*	Embratel Participacoes SA	50,000,000	156,250
	Eternit SA	163,200	730,746
*	Sadia SA ADR	81,800	2,184,060
*	Tele Norte Celular Participacoes SA	50,064,513	17,046
	Tele Norte Leste Participacoes SA	51,468	1,293,902
	Telemig Celular Participacoes SA	52,346,436	165,536
	Tim Participacoes SA	98,247,830	371,179
*	Vivo Participacoes SA	56,706	282,208
TOTAL COMMON STOCKS			63,603,336

PREFERRED STOCKS — (5.9%)
	Acesita SA	413,076	7,635,355
	Bradespar SA	5,702	201,565
	Brasil Telecom Participacoes SA	1,984,088	11,938

	Braskem SA Preferred A	1,479,200	9,624,459
	Centrais Electricas de Santa Catarina SA - CELESC Series B	4,620,000	3,533,955
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	146,540,000	3,978,588
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,900	107,484
	Companhia Brasileira de Petroleo Ipiranga SA	658,200	5,228,146
	Companhia de Tecidos Norte de Minas	23,127,500	2,092,478
	Confab Industrial SA	1,926,000	3,719,048
	Distribuidora de Produtos de Petroleo Ipiranga SA	16,000	171,642
	Duratex SA	805,100	8,073,531
	Embratel Participacoes SA	1,389,166	4,341
	Forjas Taurus SA	406,200	585,428
	Gerdau SA	1,222,542	17,910,468
	Globex Utilidades SA	34,076	270,033
	Industrias Romi SA	9,200	480,597
*	Inepar Industria e Construcoes SA	7,896	40,143
	Investimentos Itau SA	5,388,166	22,869,548
	Klabin SA	3,928,000	7,877,985
	Magnesita SA Series A	140,483,000	893,744
	Mahle-Metal Leve SA Industria e Comercio	4,000	67,164
	Marcopolo SA	1,298,400	2,513,228
	Metalurgica Gerdau SA	1,217,100	21,571,735
*	Plascar Participacoes Industriais SA	6,900,000	112,640
*	Plascar Participacoes Industriais SA Preferred Receipts	4,111,685	67,122
	Refinaria de Petroleo Ipiranga SA	12,600	190,998
	Sadia SA	3,082,282	8,381,392
	Santista Textil SA	29,600	245,746
	Sao Paulo Alpargatas SA	37,800	1,613,200
	Suzano Papel e Celullose SA	1,167,539	7,106,522
	Suzano Petroquimica SA	545,905	878,439
	Tele Norte Celular Participacoes SA	1,390,958	221
	Tele Norte Leste Participacoes SA	7,538	98,092
	Telemar Norte Leste SA	631,500	12,665,345
	Telemig Celular Participacoes SA	1,422,616	2,442
*	Telemig Celular Participacoes SA Subscription Receipts	15,193	25
	Tim Participacoes SA	951,707,394	2,774,334
	Ultrapar Participacoes SA	26,800	480,000
	Ultrapar Participacoes SA Sponsored ADR	22,000	396,220
	Uniao des Industrias Petroquimicas SA Series B	2,902,299	2,192,968
	Unibanco-Uniao de Bancos Brasileiros SA ADR	201,400	14,571,290
	Unibanco-Uniao de Bancos Brasileiros Units SA	271,000	1,968,036
	Usinas Siderurgicas de Minas Gerais SA Series A	1,170,025	36,814,313
	Vale do Rio Doce Series B	239,144	0
*	Vivo Participacoes SA	890	2,823
	Votorantim Celulose e Papel SA	629,975	10,163,636
	Votorantim Celulose e Papel SA ADR	166,100	2,679,193
*	Whirlpool SA	527,534	290,341
TOTAL PREFERRED STOCKS			223,157,941

TOTAL — BRAZIL			286,761,277

CHILE — (2.7%)
COMMON STOCKS — (2.7%)
	Banco de Credito e Inversiones SA Series A	54,733	1,466,966
	Banmedica SA	347,000	298,260
	CAP SA (Compania de Aceros del Pacifico)	199,310	2,612,066

	Cementos Bio-Bio SA	364,967	988,312
	Compania Cervecerias Unidas SA	143,000	709,713
	Compania de Consumidores de Gas Santiago SA	124,667	656,749
	Compania de Telecomunicaciones de Chile SA Series A	2,486,405	4,504,024
	Compania de Telecomunicaciones de Chile SA Series B	372,166	591,613
	Compania SudAmericana de Vapores SA	3,516,055	4,419,441
	Compania Telecomunicaciones de Chile SA Sponsored ADR	492,700	3,616,418
	Corpbanca SA	513,749,338	2,563,999
	Cristalerias de Chile SA	133,697	1,223,290
	CTI SA (Cia Tecno Industrial)	4,900,000	153,521
	Distribucion y Servicio D&S SA ADR	11,500	182,620
	Empresa Nacional de Electricidad SA	2,694,503	2,569,988
	Empresa Nacional de Telecomunicaciones SA	116,880	1,121,270
	Empresas CMPC SA	466,071	12,878,550
	Empresas Copec SA	947,488	8,844,389
	Empresas Iansa SA	23,583,062	3,901,449
	Enersis SA	31,903,095	7,902,061
	Enersis SA ADR	2,199,500	27,185,820
	Industrias Forestales SA	2,580,202	586,626
*	Inversiones Frimetal SA	4,900,000	0
	Madeco Manufacturera de Cobre SA ADR	89,100	837,540
*	Madeco SA	28,844,021	2,687,132
	Masisa SA	3,620,083	582,158
	Minera Valparaiso SA	7,500	152,495
	Parque Arauco SA	782,020	500,146
	Sociedad Quimica y Minera de Chile SA Series A	43,364	452,877
	Sociedad Quimica y Minera de Chile SA Series B	481,533	5,278,171
	Soquimic Comercial SA	150,000	42,976
	Vina de Concha y Toro SA	350,000	505,268
*	Vina San Pedro SA	13,979,895	124,036
	Watt’s SA	163,489	93,683

TOTAL — CHILE			100,233,627

CZECH REPUBLIC — (3.2%)
COMMON STOCKS — (3.2%)
	CEZ A.S.	2,744,208	102,288,459
*	Telefonica 02 Czech Republic A.S.	937,593	20,618,270

TOTAL — CZECH REPUBLIC			122,906,729

HUNGARY — (3.5%)
COMMON STOCKS — (3.5%)
	BorsodChem NYRT	655,406	8,644,652
*	Danubius Hotel & Spa NYRT	138,417	3,714,022
	Egis Nyrt.	115,885	16,726,546
*	Fotex NYRT	971,495	2,608,568
*	Linamar Hungary Autoipari es G	100,770	945,723
	MOL Hungarian Oil & Gas NYRT	873,082	88,626,368
*	Pannonplast RT	110,028	1,804,280
*	RABA Automotive Holding P.L.C.	255,327	1,031,367
*	Synergon Information Systems	134,656	573,605
	Tiszai Vegyi Kombinat RT	253,242	6,720,664
	Zwack Unicum RT	387	20,052

TOTAL — HUNGARY			131,415,847

INDIA — (12.6%)
COMMON STOCKS — (12.6%)
	Aarti Industries, Ltd.	177,514	123,357
	Adani Exports, Ltd.	1,287,587	3,308,443
	Aditya Birla Nuvo, Ltd.	134,650	2,321,774
	Adlabs Films, Ltd.	86,755	539,885
	Aftek Infosys, Ltd.	564,418	746,501
*	Agro Tech Foods, Ltd.	136,705	265,443
	Alembic, Ltd.	99,590	725,604
	Alok Industries, Ltd.	736,832	990,842
	Amtek Auto, Ltd.	119,692	748,100
	Apollo Tyres, Ltd.	175,197	1,159,662
*	Aptech, Ltd.	20,996	52,868
	Arvind Mills, Ltd.	1,185,419	1,563,462
	Ashok Leyland, Ltd.	5,581,530	4,752,438
	Aurobindo Pharma, Ltd.	215,126	2,886,567
	Avaya Globalconnect, Ltd.	13,721	74,648
	Aztec Software & Technology Services, Ltd.	34,941	108,578
	Bajaj Auto Finance, Ltd.	37,588	314,819
	Bajaj Auto, Ltd.	76,284	4,421,576
	Balaji Telefilms, Ltd.	10,796	30,240
	Ballarpur Industries, Ltd.	886,062	2,186,815
	Balmer Lawrie & Co., Ltd.	39,215	329,028
	Bank of Rajasthan, Ltd.	351,617	280,700
	BASF India, Ltd.	99,750	463,370
*	Bata India, Ltd.	98,732	428,154
	Biocon, Ltd.	13,896	112,360
	BOC India, Ltd.	241,619	880,848
	Bombay Dyeing & Manufacturing Co., Ltd.	56,026	770,975
*	Ceat, Ltd.	136,470	299,986
	Century Enka, Ltd.	133,495	407,224
	Century Textiles & Industries, Ltd.	277,738	2,579,625
	Chambal Fertilizers & Chemicals, Ltd.	2,270,380	1,721,201
	Cholamandalam DBS Finance, Ltd.	347	1,081
	City Union Bank, Ltd.	56,313	140,609
	Clariant Chemicals (India), Ltd.	2,398	15,449
	CMC, Ltd.	3,267	35,538
	Coromandel Fertilisers, Ltd.	136,536	185,484
	Cummins India, Ltd.	50,000	226,034
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	672,232
	D-Link (India), Ltd.	66,109	119,395
	Dr. Reddy’s Laboratories, Ltd.	667,398	10,315,545
	E.I.D. - Parry (India), Ltd.	357,212	1,311,918
	Eicher Motors, Ltd.	12,456	60,308
	EIH, Ltd.	93,147	1,467,343
*	Elder Pharmaceuticals, Ltd.	71,415	560,822
	Electrosteel Casings, Ltd.	43,769	348,601
	Elgi Equipments, Ltd.	174,405	216,662
*	Escorts, Ltd.	275,294	504,820
*	Essar Steel, Ltd.	1,596,855	1,221,960
	Essel Propack, Ltd.	442,637	721,093
	Eveready Industries (India), Ltd.	351,390	755,494
	Everest Industries, Ltd.	23,275	64,952

	Exide Industries, Ltd.	114,382	858,135
*	FDC, Ltd.	85,911	78,658
	Federal Bank, Ltd.	356,866	1,500,324
	Finolex Cables, Ltd.	107,411	805,654
	Finolex Industries, Ltd.	695,629	1,198,490
	Geometric Software Solutions Co., Ltd.	73,022	155,607
	GHCL, Ltd.	118,654	479,045
	Godrej Industries, Ltd.	6,000	12,999
*	Goetze (India), Ltd.	9,785	64,252
	Great Eastern Shipping Co., Ltd.	1,032,054	6,002,703
*	GTL Infrastructure, Ltd.	544,800	341,854
	GTL, Ltd.	544,800	1,683,349
	Gujarat Alkalies & Chemicals, Ltd.	377,390	1,446,883
	Gujarat Ambuja Cements, Ltd.	2,023,923	4,891,657
	Gujarat Fluorochemicals, Ltd.	50,745	564,925
	Gujarat Narmada Valley Fertilizers Co., Ltd.	601,145	1,266,362
	Gujarat State Fertilizers & Chemicals, Ltd.	447,664	1,685,018
	H.E.G., Ltd.	113,959	324,562
	HCL Technologies, Ltd.	174,600	2,174,433
	HDFC Bank, Ltd.	241,906	4,435,045
*	Himachal Futuristic Communications, Ltd.	3,436,502	1,926,498
	Himatsingka Seide, Ltd.	131,216	331,873
	Hinduja TMT, Ltd.	124,218	1,590,384
	Hindustan Construction Co., Ltd.	1,093,222	2,510,409
*	Hindustan Motors, Ltd.	769,723	644,143
	Hindustan Sanitaryware & Industries, Ltd.	24,608	53,727
	Hotel Leelaventure, Ltd.	320,467	2,009,764
	I.B.P. Co., Ltd.	7,999	83,158
	ICI India, Ltd.	47,767	324,741
	ICICI Bank Sponsored ADR	10,000	266,900
	iGate Global Solutions, Ltd.	20,446	76,455
*	India Cements, Ltd.	1,101,657	4,742,169
	India Glycols, Ltd.	115,658	383,184
	Indiabulls Financial Services, Ltd.	6,234	41,692
	Indian Hotels Co., Ltd.	294,289	8,195,858
	Indian Petrochemicals Corp., Ltd.	1,306,558	8,168,780
	Indo Rama Synthetics (India), Ltd.	202,314	232,887
*	IndusInd Bank, Ltd.	1,436,430	1,329,340
	Industrial Development Bank of India, Ltd.	3,178,422	4,450,080
*	Infotech Enterprises, Ltd.	34,683	152,888
	IPCA Laboratories, Ltd.	49,978	416,565
*	Ispat Industries, Ltd.	2,195,639	561,407
	IVRCL Infrastructures & Projects, Ltd.	67,260	332,513
	J.B. Chemicals & Pharmaceuticals, Ltd.	204,233	403,269
	J.K. Industries, Ltd.	158,674	385,726
	Jammu & Kashmir Bank, Ltd.	190,012	1,746,460
	JBF Industries, Ltd.	35,983	69,690
	Jindal Poly Films, Ltd.	21,594	64,296
	Jindal Saw, Ltd.	129,659	815,915
*	Jindal Stainless, Ltd.	614,306	1,280,372
	Jindal Steel & Power, Ltd.	87,240	2,779,136
	JSW Steel, Ltd.	624,983	3,694,699
	Karnataka Bank, Ltd.	66,072	157,274
	Karur Vysya Bank, Ltd.	14,306	84,347
	Kesoram Industries, Ltd.	254,223	2,057,104

	Kirloskar Oil Engines, Ltd.	229,180	1,016,112
	Kohinoor Foods, Ltd.	66,948	111,949
	LIC Housing Finance, Ltd.	345,645	1,220,338
	Maharashtra Scooters, Ltd.	13,612	79,840
	Mahavir Spinning Mills, Ltd.	88,383	550,360
	Mahindra & Mahindra, Ltd.	606,166	8,452,261
	Maruti Udyog, Ltd.	272,830	5,056,717
	Mastek, Ltd.	83,250	609,142
	Merck, Ltd.	23,905	271,933
	Monsanto India, Ltd.	1,217	43,513
	Moser Baer (India), Ltd.	529,290	2,166,715
	Mphasis BFL, Ltd.	292,087	1,103,497
	MRF, Ltd.	14,402	1,147,033
*	Mukand, Ltd.	351,931	645,294
*	Nagarjuna Fertilizers & Chemicals, Ltd.	1,907,234	483,627
	Nahar Spinning Mills, Ltd.	31,075	143,090
*	Natco Pharma, Ltd.	80,863	187,488
	National Organic Chemical Industries, Ltd.	721,387	368,729
	Navneet Publications (India), Ltd.	23,748	150,666
	NIIT Technologies, Ltd.	60,103	241,143
	NIIT, Ltd.	19,941	147,391
	Nirma, Ltd.	140,496	1,159,117
*	Omax Autos, Ltd.	39,310	79,032
	Orchid Chemicals & Pharmaceuticals, Ltd.	366,379	1,593,805
	Patni Computer Systems, Ltd.	204,200	1,602,674
*	Pentamedia Graphics, Ltd.	658,344	55,405
*	Petronet LNG, Ltd.	1,101,984	1,161,552
	Polaris Software Lab, Ltd.	396,842	955,019
	Polyplex Corp., Ltd.	41,389	98,149
	Pricol, Ltd.	49,154	39,072
*	Prism Cements, Ltd.	358,139	276,009
	PSL, Ltd.	52,822	229,838
	Punjab Tractors, Ltd.	284,281	1,373,837
*	Rain Calcining, Ltd.	331,067	239,295
	Rajasthan Spinning & Weaving Mills, Ltd.	35,562	85,223
*	Rama Newsprint & Papers, Ltd.	84,210	16,775
	Raymond, Ltd.	288,315	2,686,569
*	Reliance Capital, Ltd.	339,307	3,390,821
*	Reliance Communications, Ltd.	6,786,159	43,655,621
	Reliance Energy, Ltd.	508,961	4,809,054
	Reliance Industries, Ltd.	6,886,159	165,416,117
*	Reliance Natural Resources, Ltd.	6,786,159	2,908,456
	Rolta India, Ltd.	321,636	1,521,420
	Ruchi Soya Industries, Ltd.	94,588	530,027
*	Samtel Colour, Ltd.	77,810	66,448
	Sesa Goa, Ltd.	8,700	178,583
	Shriram Transport Finance Co., Ltd.	50,855	114,638
*	Sical Logistics, Ltd.	3,414	17,070
	Sona Koyo Steering Systems, Ltd.	29,642	58,405
	Sonata Software, Ltd.	457,576	283,751
	South India Bank, Ltd.	76,352	112,600
	Srei Infrastructure Finance, Ltd.	332,329	316,237
	SRF, Ltd.	202,265	1,027,247
*	Sterlite Industries (India), Ltd. Series A	1,319,280	11,759,819
	Sterlite Optical Technologies, Ltd.	274,890	1,027,384

	Strides Arcolab, Ltd.	34,319	207,002
*	Subros, Ltd.	13,278	60,169
	Sundram Fastners, Ltd.	11,535	33,169
*	Supreme Petrochem, Ltd.	69,306	32,080
	Tata Chemicals, Ltd.	1,092,020	5,274,226
	Tata Investment Corp., Ltd.	57,960	487,141
	Tata Metaliks, Ltd.	26,681	83,764
	Tata Steel, Ltd.	1,899,526	20,252,640
	Tata Tea, Ltd.	166,270	2,858,245
*	Tele Data Informatics, Ltd.	242,218	51,427
	Tube Investments of India, Ltd.	398,775	671,258
	TVS Motor Co., Ltd.	1,082,101	2,157,904
	Ucal Fuel Systems, Ltd.	4,360	10,286
	Unichem Laboratories, Ltd.	20,832	106,797
	Usha Martin, Ltd.	179,652	629,666
	UTI Bank, Ltd.	1,388,368	10,237,275
*	Uttam Galva Steels, Ltd.	305,386	212,498
	Varun Shipping Co.	549,032	872,436
	Videocon Industries, Ltd.	35,767	318,055
	Videsh Sanchar Nigam, Ltd.	929,481	8,314,200
	Visualsoft Technologies, Ltd.	97,597	189,770
*	Welspun India, Ltd.	37,142	69,932
*	Welspun-Gujarat Stahl Rohren, Ltd.	406,465	643,114
	Zee Telefilms, Ltd. Series B	2,095,477	12,376,159
	Zensar Technologies, Ltd.	54,672	256,783
	Zuari Industries, Ltd.	127,958	487,517
TOTAL COMMON STOCKS			476,809,511

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	1,463,759	58,192

TOTAL — INDIA			476,867,703

INDONESIA — (3.0%)
COMMON STOCKS — (3.0%)
*	PT Apac Citra Centretex Tbk	774,000	5,534
	PT Asahimas Flat Glass Tbk	5,333,500	1,290,066
	PT Astra Graphia Tbk	18,779,000	526,018
	PT Astra International Tbk	4,235,500	5,166,767
*	PT Bakrieland Development Tbk	18,329,500	332,438
*	PT Bank Pan Indonesia Tbk	141,853,326	7,173,906
	PT Berlian Laju Tanker Tbk	54,456,800	11,908,775
	PT Bhakti Investama Tbk	31,933,500	1,001,353
	PT Branta Mulia Tbk	180,000	21,666
*	PT Budi Acid Jaya Tbk	6,410,000	77,539
	PT Charoen Pokphand Indonesia Tbk	13,979,000	545,729
	PT Ciputra Surya Tbk	1,000,000	80,225
	PT Clipan Finance Indonesia Tbk	12,461,000	445,202
*	PT Davomas Adabi Tbk	71,017,500	5,077,768
*	PT Delta Dunia Petronda Tbk	593,500	6,199
*	PT Dynaplast Tbk	3,040,000	260,657
*	PT Ever Shine Textile Tbk	19,347,215	175,458
*	PT Great River International Tbk	1,788,000	90,412
	PT Gudang Garam Tbk	642,000	712,124

*	PT Hero Supermarket Tbk	220,000	131,802
	PT Indofood Sukses Makmur Tbk	25,723,500	3,359,875
	PT Indo-Rama Synthetics Tbk	7,901,320	375,218
	PT International Nickel Indonesia Tbk	7,522,000	18,175,417
	PT Jaya Real Property Tbk	25,947,500	1,658,800
*	PT Karwell Indonesia Tbk	1,466,500	34,659
	PT Kawasan Industry Jababeka Tbk	59,170,000	813,102
	PT Lautan Luas Tbk	7,721,000	326,881
	PT Matahari Putra Prima Tbk	15,085,500	1,259,596
	PT Mayorah Indah Tbk	8,497,572	923,719
	PT Medco Energi International Tbk	31,249,000	12,350,759
	PT Metrodata Electronics Tbk	18,582,000	142,972
*	PT Modern Photo Tbk	1,266,500	38,286
*	PT Mutlipolar Corporation Tbk	7,188,750	82,862
*	PT Panasia Indosyntec Tbk	403,200	17,729
*	PT Panin Insurance Tbk	27,086,000	698,858
*	PT Petrosea Tbk	76,000	51,407
*	PT Polychem Indonesia Tbk	6,156,000	148,881
	PT Samudera Indonesia Tbk	415,500	282,764
	PT Selamat Semp Tbk	10,624,000	356,197
	PT Semen Gresik Tbk	8,421,591	23,465,109
*	PT Sinar Mas Agro Resources & Technology Tbk	8,442,900	3,710,414
	PT Summarecon Agung Tbk	3,150,000	314,962
*	PT Sunson Textile Manufacturer Tbk	6,012,000	119,141
*	PT Suparma Tbk	3,995,345	80,353
*	PT Surya Dumai Industri Tbk	5,145,000	203,606
	PT Surya Toto Indonesia Tbk	46,400	34,174
	PT Tempo Scan Pacific Tbk	6,466,000	4,828,076
	PT Tigaraksa Satria Tbk	718,200	19,935
	PT Timah Tbk	5,855,000	1,119,314
	PT Trias Sentosa Tbk	29,527,200	437,736
	PT Trimegah Sec Tbk	34,298,000	490,971
	PT Tunas Ridean Tbk	10,810,000	747,391
	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	406,546
	PT Unggul Indah Cahaya Tbk	371,435	112,284
TOTAL COMMON STOCKS			112,217,632

RIGHTS/WARRANTS — (0.0%)
*	PT Bank Pan Indonesia Tbk Warrants 07/10/09	28,370,665	545,770

TOTAL — INDONESIA			112,763,402

ISRAEL — (4.1%)
COMMON STOCKS — (4.1%)
*	Afcon Industries, Ltd.	2,102	11,150
*	Albad Massuot Yitzhak, Ltd.	36,481	341,507
*	Alvarion, Ltd.	4,828	34,324
	American Israeli Paper Mills, Ltd.	23,254	931,143
*	Ashtrom Properties, Ltd.	171,400	100,945
	Azorim Investment Development & Construction Co., Ltd.	299,403	4,162,855
	Bank Hapoalim B.M.	10,247,789	45,064,110
	Bank Leumi Le-Israel	10,571,942	37,682,602
	Bank of Jerusalem, Ltd.	71,150	107,729
*	Baran Group, Ltd.	90,555	1,153,350

*	Blue Square Chain Stores Properties & Investments, Ltd.	33,400	314,250
	Clal Industries, Ltd.	773,796	3,911,518
*	Delta-Galil Industries, Ltd.	105,248	849,560
	Discount Investment Corp.	232,770	5,117,177
*	Discount Mortgage Bank, Ltd.	3,611	409,168
	Elbit Medical Imaging, Ltd.	168,210	3,882,030
*	Electra (Israel), Ltd.	13,319	1,661,193
*	Electra Consumer Products	63,603	413,347
	Elron Electronic Industries, Ltd.	202,296	2,152,087
*	Feuchtwanger Investments 1984, Ltd.	10,500	29
*	First International Bank of Israel, Ltd.	550,597	1,331,662
*	First International Bank of Israel, Ltd. Par Value $0.05	294,660	3,545,981
*	Formula Systems (1985), Ltd.	93,700	979,395
*	Formula Vision Technologies, Ltd.	1,953	896
*	Granite Hacarmel Investments, Ltd.	142,500	186,606
*	GTC Real Estate NV	3,052	22,971
	IDB Development Corp., Ltd. Series A	248,909	6,507,122
	Industrial Building Corp., Ltd.	937,191	1,787,291
	Israel Cold Storage & Supply Co., Ltd.	7,000	52,784
	Israel Corp., Ltd. Series A	3,576	1,425,631
*	Israel Petrochemical Enterprises, Ltd.	238,177	1,726,678
*	Israel Steel Mills, Ltd.	97,000	866
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	27,096	298,322
*	Kardan Israel, Ltd.	2,237	7,218
	Knafaim Arkia Holdings, Ltd.	117,857	1,052,665
*	Koor Industries, Ltd.	125,769	6,341,435
	Leader Holding & Investments, Ltd.	197,439	327,406
*	Liberty Properties, Ltd.	3,457	37,491
	Makhteshim-Agan Industries, Ltd.	227,355	1,161,655
*	Mer Industries, Ltd.	6,273	35,886
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	85,794
*	Metalink, Ltd.	21,794	117,168
*	Middle East Tube Co., Ltd.	46,200	65,194
*	Miloumor, Ltd.	96,888	326,954
*	Minrav Holdings, Ltd.	2,000	79,451
*	Mivtach Shamir Holdings, Ltd.	4,653	69,753
*	Naphtha Israel Petroleum Corp.	407,900	123,644
*	OCIF Investments and Development, Ltd.	14,180	314,587
*	Orckit Communications, Ltd.	12,105	110,205
	Otzar Hashilton Hamekomi, Ltd.	1,050	88,772
	Packer Plada, Ltd.	4,006	248,312
	Polgat Industries, Ltd. Series A	87,600	48,367
	Property and Building Corp., Ltd.	11,288	1,412,138
*	Scailex Corp., Ltd.	365,565	2,578,218
	Shrem Fudim Kelner & Co., Ltd.	101,645	335,892
	Suny Electronic Inc., Ltd.	129,761	446,655
*	Super-Sol, Ltd. Series B	793,301	2,383,152
*	Team Computer & Systems, Ltd.	7,900	110,421
*	The Israel Land Development Co., Ltd.	234,969	809,031
*	Tower Semiconductor, Ltd.	578,773	801,579
*	TTI Team Telecom International, Ltd. ADR	16,590	82,618
*	Union Bank of Israel, Ltd.	373,011	1,589,930
	United Mizrahi Bank, Ltd.	1,506,943	8,398,221
	Urdan Industries, Ltd.	183,950	117,619
*	Ytong Industries, Ltd.	174,250	170,436
TOTAL COMMON STOCKS			156,044,146

RIGHTS/WARRANTS — (0.0%)
*	Global Trade Centre International Warrants 10/06/06	91	0

TOTAL — ISRAEL			156,044,146

MALAYSIA — (5.6%)
COMMON STOCKS — (5.6%)
	A&M Realty Berhad	213,550	83,942
	ACP Industries Berhad	1,239,900	286,365
*	Advance Synergy Berhad	641,000	33,042
	Advanced Synergy Capital Berhad	153,500	13,251
	Affin Holdings Berhad	7,359,600	3,362,150
	Aluminum Co. of Malaysia Berhad	250,000	95,223
*	AMBD Berhad	1,990,900	73,206
	AmInvestment Group Berhad	994,468	426,611
	AMMB Holdings Berhad	16,072,144	10,709,440
*	Ancom Berhad	393,750	67,723
	Ann Joo Resources Berhad	1,235,100	438,751
*	Antah Holding Berhad	306,000	11,638
	APM Automotive Holdings Berhad	1,024,700	599,939
	Apollo Food Holdings Berhad	198,400	141,433
*	Arab Malaysia Corp. Berhad	2,000,000	679,105
	Asas Dunia Berhad	524,700	99,733
*	Asia Pacific Land Berhad	5,644,300	475,579
	Asiatic Development Berhad	3,959,500	3,965,272
	Ayer Hitam Planting Syndicate Berhad	27,000	19,339
	Bandar Raya Developments Berhad	2,886,500	850,497
	Batu Kawan Berhad	1,353,600	3,431,651
*	Berjaya Capital Berhad	614,136	125,320
*	Berjaya Corp. Berhad	7,956,380	249,640
*	Berjaya Corp. Berhad ICULS	34,838,582	567,866
*	Berjaya Land Berhad	3,934,800	554,854
	Bernas Padiberas Nasional Berhad	3,139,700	1,477,971
	Bimb Holdings Berhad	1,029,800	322,959
	Bina Darulaman Berhad	118,000	27,236
	Binaik Equity Berhad	149,800	29,580
*	Bolton Properties Berhad	1,107,100	222,772
	Boustead Holdings Berhad	3,078,700	1,588,099
	Boustead Properties Berhad	343,700	271,137
	Bumiputra-Commerce Asset Holdings Berhad	789,000	1,178,392
	Cahya Mata Sarawak Berhad	1,169,500	314,954
	Chemical Co. of Malaysia Berhad	311,000	285,700
	Chin Teck Plantations Berhad	296,600	433,523
	Choo Bee Metal Industries Berhad	235,700	99,407
*	Compugates Holdings Berhad	5,000	2,066
*	Cosway Corp. Berhad	854,100	194,354
*	Country Heights Holdings Berhad	174,000	29,991
	Courts Mammoth Berhad	1,280,000	244,145
	Cycle & Carriage Bintang Berhad	249,800	261,414
*	Damansara Realty Berhad	5,487,800	199,529
*	Datuk Keramik Holdings Berhad	127,000	1,553
	Dijaya Corp. Berhad	612,100	122,514

	DNP Holdings Berhad	166,000	25,571
	DRB-Hicom Berhad	6,686,800	2,710,732
*	Dunham-Bush (Malaysia) Berhad	128,115	46,130
*	E&O Property Development Berhad	188,766	36,596
	Eastern & Oriental Berhad (6468754)	755,066	201,563
*	Eastern & Oriental Berhad (B19ZLW1)	283,149	75,768
	Eastern Pacific Industrial Corp. Berhad	414,400	143,823
	ECM Libra Avenue Berhad	2,357,930	398,258
*	Ecofirst Consolidated Berhad	1,268,000	43,254
	Edaran Otomobil Nasional Berhad	1,327,100	738,291
	Engtex Group Berhad	311,000	89,913
	EON Capital Berhad	1,058,307	1,655,003
	Esso Malaysia Berhad	633,200	600,018
*	Faber Group Berhad	170,300	28,115
	Far East Holdings Berhad	388,800	397,665
	Focal Aims Holdings Berhad	424,000	37,435
*	Fountain View Development Berhad	2,573,200	146,786
	Gamuda Berhad	6,334,000	6,982,613
	General Corp. Berhad	1,242,900	196,036
	Glomac Berhad	1,096,800	318,127
	Gold IS Berhad	1,341,900	510,079
	Golden Hope Plantations Berhad	5,848,950	7,643,973
*	Golden Plus Holdings Berhad	201,000	21,879
*	Gopeng Berhad	273,900	33,790
*	Grand United Holdings Berhad	977,700	104,775
*	Gula Perak Berhad	3,605,350	127,613
	Guthrie Ropel Berhad	191,700	217,382
	Hap Seng Consolidated Berhad	1,499,200	887,005
	Highlands and Lowlands Berhad	3,550,100	4,556,178
*	HIL Industries Berhad	373,285	34,700
*	Ho Hup Construction Co. Berhad	175,100	26,750
*	Ho Wah Genting Berhad	369,000	22,062
	Hong Leong Financial Group Berhad	1,191,937	1,469,429
	Hong Leong Industries Berhad	1,101,800	1,208,870
	Hume Industries (Malaysia) Berhad	389,967	310,303
*	Hunza Properties Berhad	276,300	109,744
	Hwang-DBS (Malaysia) Berhad	775,000	319,446
	IGB Corp. Berhad	9,267,800	3,613,179
	IJM Corp. Berhad	4,315,600	6,986,306
	IJM Plantations Berhad	204,400	88,976
*	Insas Berhad	2,012,100	166,128
	Integrated Logistics Berhad	983,000	573,104
	IOI Properties Berhad	13,600	31,101
	Island & Peninsular Berhad	3,771,823	1,344,861
*	Jaks Resources Berhad	2,292,000	290,035
	Jaya Tiasa Holdings Berhad	1,128,700	824,408
	Jerneh Asia Berhad	265,700	135,992
*	Johan Holdings Berhad	228,000	7,121
	Johor Land Berhad	247,940	65,143
	K & N Kenanga Holdings Berhad	1,454,300	233,210
	Keck Seng (Malaysia) Berhad	1,224,800	1,106,204
*	Kejora Harta Berhad	2,144,100	288,326
	Kian Joo Can Factory Berhad	1,236,200	808,789
*	KIG Glass Industrial Berhad	260,000	2,119
	Kim Hin Industry Berhad	325,900	110,993

	Kim Loong Resources Berhad	113,000	45,969
	KLCC Property Holdings Berhad	4,662,000	2,784,684
	KPJ Healthcare Berhad	1,102,200	613,919
	KrisAssets Holdings Berhad	368,377	244,184
	Kuala Lumpur Kepong Berhad	3,438,300	10,684,101
*	Kub Malaysia Berhad	6,829,000	790,134
*	Kulim Malaysia Berhad	1,375,425	1,678,307
*	Kumpulan Europlus Berhad	3,428,300	252,651
*	Kumpulan Fima Berhad	167,400	33,918
	Kwantas Corp. Berhad	123,000	120,987
*	Land & General Berhad	7,622,600	374,242
	Landmarks Berhad	2,886,300	1,282,777
	Leader Universal Holdings Berhad	4,214,433	523,472
	Leong Hup Holdings Berhad	1,469,800	509,130
*	Lien Hoe Corp. Berhad	654,850	48,092
	Lion Diversified Holdings Berhad	2,683,300	3,374,042
	Lion Industries Corp. Berhad	3,771,381	806,014
*	London Biscuits Berhad	138,100	68,675
	MAA Holdings Berhad	210,800	83,278
	Malayan Cement Berhad	67,500	14,784
	Malaysia Building Society Berhad	263,000	47,905
	Malaysia Industrial Development Finance Berhad	5,266,200	1,412,856
	Malaysian Airlines System Berhad	469,300	385,347
	Malaysian Bulk Carriers Berhad	2,501,300	1,619,060
	Malaysian Mosaics Berhad	1,968,000	938,103
	Malaysian National Reinsurance Berhad	1,106,500	1,244,139
	Malaysian Plantations Berhad	5,187,100	3,047,846
*	Malaysian Resources Corp. Berhad	12,033,100	2,482,742
	MBM Resources Berhad	416,233	319,544
*	Meda, Inc. Berhad	650,100	22,271
	Mega First Corp. Berhad	448,000	116,596
	Melewar Industrial Group Berhad	768,000	206,258
	Mentakab Rubber Co. (Malaya) Berhad	1,100	509
	Merge Housing Berhad	58,952	10,128
	Metro Kajang Holdings Berhad	535,333	135,037
*	Metroplex Berhad	817,000	8,948
*	Mieco Chipboard Berhad	732,600	195,832
	MK Land Holdings Berhad	4,865,100	734,068
	MMC Corp. Berhad	6,727,400	5,833,810
	MTD Infraperdana Berhad	5,891,300	1,596,311
	Muda Holdings Berhad	706,000	63,068
	Muhibbah Engineering Berhad	852,000	390,134
*	MUI Properties Berhad	1,314,000	73,040
*	Mulpha International Berhad	10,486,400	3,489,843
*	Multi-Purpose Holdings Berhad	1,974,000	500,818
	Mutiara Goodyear Development Berhad	247,900	25,492
	MWE Holdings Berhad	458,000	83,514
*	Mycron Steel Berhad	119,750	23,819
	Naluri Berhad	2,555,100	424,804
*	Nam Fatt Berhad	286,100	29,399
	Narra Industries Berhad	154,200	51,482
	NCB Holdings Berhad	2,363,700	1,711,996
	Negri Sembilan Oil Palms Berhad	167,600	127,951
	New Straits Times Press (Malaysia) Berhad	1,319,500	613,780
	NV Multi Corp. Berhad	671,800	89,326

	Nylex (Malaysia) Berhad	307,250	75,987
	Oriental Holdings Berhad	2,837,416	3,068,586
	Oriental Interest Berhad	170,000	64,575
	OSK Holdings Berhad	4,284,918	1,698,325
	OSK Property Holdings Berhad	186,678	61,501
	P.I.E. Industrial Berhad	254,300	166,841
	Pacific & Orient Berhad	260,402	116,731
	Pacificmas Berhad	116,900	197,242
*	Pan Malaysia Cement Works Berhad	1,271,800	96,484
	Panasonic Manufacturing Malaysia Berhad	323,380	830,016
*	Paracorp Berhad	252,000	2,567
	Paramount Corp. Berhad	203,900	105,601
	PBA Holdings Berhad	1,502,500	502,679
	Pelikan International Corp. Berhad	123,900	105,104
	Petaling Garden Berhad	871,000	378,551
	Petronas Dagangan Berhad	746,400	857,283
*	Pilecom Engineering Berhad	105,000	2,425
	PJ Development Holdings Berhad	1,043,900	117,856
	PK Resources Berhad	25,000	2,997
	Pos Malaysia & Services Holdings Berhad	3,313,817	4,105,505
	PPB Group Berhad	6,613,166	8,240,667
*	Premium Nutrients Berhad	513,100	27,153
*	Prime Utilities Berhad	46,000	4,345
*	Promet Berhad	140,000	0
	Proton Holdings Berhad	3,260,500	4,381,528
*	Pulai Springs Berhad	159,800	60,584
	Ranhill Berhad	3,302,600	1,113,047
*	RB Land Holdings Berhad	327,900	41,729
	RHB Capital Berhad	11,729,900	8,718,498
	Road Builders (Malaysia) Holdings Berhad	5,019,200	3,141,388
*	Salcon Berhad	287,000	47,275
	Sapura Resources Berhad	286,800	26,437
	Sapura Telecommunications Berhad	155,152	30,771
	Sarawak Enterprise Corp. Berhad	4,271,000	1,464,310
	Sarawak Oil Palms Berhad	139,500	85,570
	Scientex, Inc. Berhad	116,000	87,813
	Selangor Dredging Berhad	619,000	63,769
	Shangri-La Hotels (Malaysia) Berhad	706,000	329,996
	SHL Consolidated Berhad	943,700	255,676
*	Silverstone Corp. Berhad	8,690	366
	Sime Darby Berhad	355,980	576,317
*	Sime Engineering Services Berhad	222,000	81,614
*	South East Asia Lumber, Inc. Berhad	228,800	23,712
	Southern Acids (Malaysia) Berhad	44,000	18,569
	Southern Steel Berhad	689,100	207,976
	Store Corp. Berhad	124,630	96,731
	Subur Tiasa Holdings Berhad	438,600	444,939
*	Sumatec Resources Berhad	921,700	211,272
	Sunrise Berhad	2,806,300	1,109,497
	Sunway City Berhad	2,117,100	1,032,211
*	Sunway Holdings, Inc. Berhad	3,973,600	480,242
	Suria Capital Holdings Berhad	1,181,600	141,750
	TA Enterprise Berhad	9,051,200	1,684,717
*	Talam Corp. Berhad	139,050	4,364
*	Tamco Corp. Holdings Berhad	219,500	26,590

	Tan Chong Motor Holdings Berhad	4,294,000	1,593,598
	Tekala Corp. Berhad	337,700	85,157
	TH Group Berhad	1,277,100	212,271
*	Time Dotcom Berhad	8,911,700	1,596,493
	Tiong Nam Transport Holdings Berhad	171,500	28,860
	Tradewinds (Malaysia) Berhad	782,900	549,937
*	Tradewinds Corp. Berhad	4,784,300	911,190
*	Tradewinds Plantation Berhad	464,000	230,573
*	Trengganu Development & Management Berhad	534,400	128,771
	Tronoh Mines Malaysia Berhad	508,500	537,163
	TSR Capital Berhad	157,900	78,238
	UAC Berhad	49,800	58,570
	UDA Holdings Berhad	1,642,300	1,251,377
	UEM World Berhad	5,673,800	2,230,413
	UMW Holdings Berhad	3,008,943	6,096,382
	Unico-Desa Plantations Berhad	4,573,220	628,430
	Unisem (M) Berhad	3,117,100	1,240,013
	United Malacca Rubber Estates Berhad	369,400	466,259
	United Plantations Berhad	821,200	1,897,406
*	Utama Banking Group Berhad	3,548,000	963,909
	VS Industry Berhad	503,800	198,275
	Warisan TC Holdings Berhad	109,850	48,602
	Worldwide Holdings Berhad	877,100	762,229
	WTK Holdings Berhad	863,000	1,430,520
	Yeo Hiap Seng (Malaysia) Berhad	296,100	162,851
	YTL Corp. Berhad	4,181,200	5,969,131
	Yu Neh Huat Berhad	1,993,700	677,922
TOTAL COMMON STOCKS			213,062,491

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	1,526,067	47,677
*	Malayan United Industries Berhad A2 08/03/13	1,526,067	45,604
TOTAL PREFERRED STOCKS			93,281

RIGHTS/WARRANTS — (0.0%)
*	Melewar Industrial Group Berhad Warrants 06/14/10	95,800	4,945
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	5,781
*	Sarawak Oil Palms Berhad Warrants 01/19/11	23,250	6,316
TOTAL RIGHTS/WARRANTS			17,042

TOTAL — MALAYSIA			213,172,814

MEXICO — (8.0%)
COMMON STOCKS — (8.0%)
	Alfa S.A. de C.V. Series A	5,405,364	26,251,774
	Cemex S.A.B. de C.V. ADR	1,218,675	35,207,521
*	Cintra S.A. de C.V.	85,000	26,560
*	Consorcio Hogar S.A. de C.V. Series B	540,200	202,953
#	Controladora Comercial Mexicana S.A. de C.V. Series B	7,880,200	14,802,973
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	1,671,586	2,986,903
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	3,689	913
	Corporativo Fragua S.A. de C.V. Series B	70	398

*	Desc S.A. de C.V. Series B	1,747,367	1,489,104
	El Puerto de Liverpool S.A. de C.V. Series 1	20,000	47,100
	El Puerto de Liverpool S.A. de C.V. Series C1	328,600	767,831
	Embotelladora Arca S.A. de C.V., Mexico	458,003	1,326,213
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,422
*	Empresas ICA S.A. de C.V	3,228,700	10,946,802
	Fomento Economico Mexicano S.A. de C.V. Series B & D	488,000	4,596,960
#	Gruma S.A. de C.V. Series B	3,347,050	10,105,911
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	141,000	492,527
	Grupo Carso S.A. de C.V. Series A-1	13,173,051	39,230,837
	Grupo Cementos de Chihuahua S.A. de C.V.	2,692,992	9,678,331
	Grupo Continental S.A. de C.V.	1,444,500	2,514,948
	Grupo Corvi S.A. de C.V. Series L	284,000	79,113
	Grupo Financiero Inbursa S.A. de C.V. Series O	6,727,615	10,757,575
*	Grupo Gigante S.A. de C.V. Series B	324,076	201,936
*	Grupo Herdez S.A. de C.V.	319,000	242,620
*	Grupo Imsa S.A. de C.V.	33,700	129,699
	Grupo Industrial Maseca S.A. de C.V. Series B	2,771,700	1,892,171
*	Grupo Industrial Saltillo S.A. de C.V.	1,246,869	1,439,624
*	Grupo Iusacell S.A. de C.V.	143,500	881,017
	Grupo Mexico S.A.B. de C.V. Series B	21,343,635	68,081,677
*	Grupo Nutrisa S.A. de C.V.	428	392
	Grupo Posadas S.A. de C.V. Series L	356,000	293,596
*	Grupo Qumma S.A. de C.V. Series B	5,301	87
*	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	6,727,615	6,633,324
	Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and Series L)	411,800	1,373,553
	Industrias Penoles S.A. de C.V.	1,277,400	10,768,930
*	Industrias S.A. de C.V. Series B	3,262,452	9,961,092
*	Jugos del Valle S.A. de C.V. Series B	213,600	499,113
	Organizacion Soriana S.A. de C.V. Series B	5,249,700	25,009,911
*	Promotora y Operadora de Infraestructura S.A. de C.V.	152,065	186,860
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	594
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	1,485
*	Savia S.A. de C.V.	3,457,285	253,445
*	US Commercial Corp. S.A. de C.V.	271,000	46,686
	Vitro S.A. de C.V.	2,699,100	3,005,060

TOTAL — MEXICO			302,423,541

PHILIPPINES — (1.2%)
COMMON STOCKS — (1.2%)
	Aboitiz Equity Ventures, Inc.	5,782,000	562,764
	Alaska Milk Corp.	7,953,000	468,123
*	Alsons Consolidated Resources, Inc.	16,904,000	172,775
*	Bacnotan Consolidated Industries, Inc.	2,036,364	343,401
*	Belle Corp.	30,800,000	615,804
*	Cebu Holdings, Inc.	7,763,250	353,693
*	Digital Telecommunications (Philippines), Inc.	131,630,000	3,309,616
	DMCI Holdings, Inc.	1,226,000	97,506
*	Equitable PCI Bank, Inc.	2,841,900	4,411,044
*	Export & Industry Bank, Inc.	14,950	112
*	Fil-Estate Land, Inc.	3,196,340	28,307
*	Filinvest Development Corp.	5,283,500	290,716

*	Filinvest Land, Inc.	189,880,125	5,061,317
*	Filipina Water Bottling Corp.	5,471,786	0
	First Philippines Holdings Corp.	887,600	732,281
*	Kuok Philippine Properties, Inc.	4,300,000	22,749
	Megaworld Properties & Holdings, Inc.	215,844,000	7,116,434
	Metro Bank and Trust Co.	1,511,220	1,141,667
*	Mondragon International Philippines, Inc.	2,464,000	6,063
	Petron Corp.	15,160,000	1,190,504
*	Philippine National Bank	3,619,900	2,452,327
*	Philippine National Construction Corp.	398,900	33,765
*	Philippine Realty & Holdings Corp.	20,930,000	168,380
	Philippine Savings Bank	1,232,313	1,004,272
*	Prime Media Holdings, Inc.	409,000	7,568
*	Prime Orion Philippines, Inc.	14,400,000	52,101
*	RFM Corp.	2,488,200	40,164
	Robinson’s Land Corp. Series B	16,019,000	4,171,602
	Security Bank Corp.	2,713,200	2,670,717
	SM Development Corp.	21,996,400	717,925
*	Solid Group, Inc.	19,668,000	224,909
	Soriano (A.) Corp.	20,195,000	722,597
	Union Bank of the Philippines	547,400	478,682
	Universal Robina Corp.	18,561,345	6,562,504

TOTAL — PHILIPPINES			45,232,389

POLAND — (3.4%)
COMMON STOCKS — (3.4%)
	Agora SA	253,557	2,584,458
*	Amica Wronki SA	174,355	1,112,796
	Bank Millennium SA	6,521,691	12,278,216
	Bank Przemyslowo Handlowy BPH SA	9,050	2,314,656
*	Budimex SA	127,353	3,100,482
	Debica SA	78,669	1,455,375
*	Echo Investment SA	64,460	1,318,103
	Elektrobudowa SA	31,748	865,301
	Fabryki Mebli Forte SA	63,159	223,366
	Grupa Kety SA	57,722	2,951,735
*	Huta Ferrum SA	4,233	35,675
*	Impexmetal SA	241,068	12,364,511
	Kredyt Bank SA	65,207	325,936
*	Kroscienskie Huty Szkla Krosno SA	55,675	124,748
*	Lentex SA	79,285	1,011,896
*	Mostostal Export SA	654,595	627,465
*	Mostostal Warszawa SA	366,600	2,688,962
*	Mostostal Zabrze Holding SA	140,376	138,757
*	Mostostal Zabrze Holding SA Issue 06	210,564	207,159
	Netia Holdings SA	3,117,643	4,301,621
	Orbis SA	668,253	10,173,673
	Polski Koncern Naftowy Orlen SA	3,745,331	63,018,102
	Prokom Software SA	80,338	3,443,080
	Prosper SA	27,066	148,091
*	Provimi-Rolimpex SA	10,453	63,812
*	Raciborska Fabryka Kotlow SA	291,972	2,963,120
*	Stalexport SA	460,000	389,926

TOTAL — POLAND			130,231,022

SOUTH AFRICA — (11.6%)
COMMON STOCKS — (11.6%)
	ABSA Group, Ltd.	1,490,493	21,310,004
	Advtech, Ltd.	620,958	227,210
	Aeci, Ltd.	650,702	5,048,110
	Afgri, Ltd.	1,586,266	1,320,937
*	African Rainbow Minerals, Ltd.	1,104,535	9,192,825
	AG Industries, Ltd.	810,473	410,151
	Alexander Forbes, Ltd.	1,311,395	2,565,525
	Allied Electronics Corp., Ltd.	415,073	1,552,947
	Amalgamated Appliance Holdings, Ltd.	410,421	308,845
	Argent Industrial, Ltd.	335,239	657,670
*	AST Group, Ltd.	740,636	59,557
	Aveng, Ltd.	1,703,690	6,302,071
	AVI, Ltd.	1,438,836	3,192,640
	Barloworld, Ltd.	1,799,813	33,857,286
*	Bell Equipment, Ltd.	413,918	976,760
	Business Connexion Group	465,381	515,797
	Bytes Technology Group, Ltd.	314,654	568,875
	Capitec Bank Holdings, Ltd.	171,133	723,439
	Caxton & CTP Publishers & Printers, Ltd.	1,743,609	4,348,145
	City Lodge Hotels, Ltd.	21,170	155,525
*	Corpgro, Ltd.	579,166	0
	Datacentrix Holdings, Ltd.	603,757	277,702
	Datatec, Ltd.	1,298,368	5,119,206
	Delta Electrical Industries, Ltd.	205,645	541,397
*	Dimension Data Holdings PLC	3,977,377	2,750,604
	Distell Group, Ltd.	670,836	3,808,659
	Dorbyl, Ltd.	184,041	352,877
	Ellerine Holdings, Ltd.	970,381	9,013,144
	Enviroserv Holdings, Ltd.	259,484	233,714
	Gold Reef Resorts, Ltd.	344,218	763,263
	Grindrod, Ltd.	284,719	507,368
	Group Five, Ltd.	258,794	1,117,291
*	Harmony Gold Mining Co., Ltd.	2,904,983	39,721,243
	Highveld Steel & Vanadilum Corp., Ltd.	268,788	2,291,215
	Hudaco Industries, Ltd.	115,536	769,027
	Iliad Africa, Ltd.	76,658	130,735
*	Illovo Sugar, Ltd.	497,654	1,234,653
	Imperial Holdings, Ltd.	349,923	6,917,627
	Investec, Ltd.	328,489	16,017,959
*	JCI, Ltd.	4,289,448	95,123
	JD Group, Ltd.	1,116,746	10,302,976
	Johnic Communications, Ltd.	391,810	3,530,539
*	Lewis Group, Ltd.	42,374	292,343
	Liberty Group, Ltd.	1,494,978	14,701,557
*	M Cubed Holdings, Ltd.	1,850,526	64,101
	Medi-Clinic Corp., Ltd.	1,277,088	3,714,816
*	Merafe Resources, Ltd.	1,661,098	140,294
	Metair Investment, Ltd.	30,085	979,230
*	Metorex, Ltd.	610,501	990,314
	Metropolitan Holdings, Ltd.	5,985,241	10,011,824
	Mittal Steel South Africa, Ltd.	2,393,226	25,295,440

	Murray & Roberts Holdings, Ltd.	1,479,104	5,978,982
	Mustek, Ltd.	224,618	295,673
	Mvelaphanda Group, Ltd.	724,435	848,227
	Nampak, Ltd.	3,233,520	7,689,230
	Nedbank Group, Ltd.	2,024,634	30,975,018
	New Clicks Holdings, Ltd.	2,251,273	3,229,737
*	New Corpcapital, Ltd.	579,166	16,046
	Northam Platinum, Ltd.	830,061	4,257,114
	Nu-World Holdings, Ltd.	119,344	496,054
	Oceana Group, Ltd.	444,720	970,492
	Omnia Holdings, Ltd.	280,328	2,024,157
*	Palabora Mining Co., Ltd.	69,265	403,363
	Peregrine Holdings, Ltd.	770,533	874,877
	PSG Group, Ltd.	278,342	848,745
	Rainbow Chicken, Ltd.	1,591,909	2,227,502
*	Randgold & Exploration Co., Ltd.	256,811	316,787
	Redefine Income Fund, Ltd.	83,325	63,518
	Sanlam, Ltd.	17,765,286	37,296,693
	Santam, Ltd.	579,319	6,823,618
	Sappi, Ltd.	1,311,653	16,693,307
*	Sappi, Ltd. ADR	95,800	1,222,408
	Spur Corp., Ltd.	60,000	74,850
	Steinhoff International Holdings, Ltd.	6,260,565	20,420,033
	Sun International, Ltd.	190,655	2,510,559
*	Super Group, Ltd.	1,473,845	2,226,148
	Telkom South Africa, Ltd.	1,022,486	19,310,303
	Tiger Wheels, Ltd.	363,097	1,118,844
	Tongaat-Hulett Group, Ltd.	631,190	8,202,828
	Trans Hex Group, Ltd.	349,345	520,381
	Trencor, Ltd.	706,642	2,552,474
	UCS Group, Ltd.	887,793	258,284
	Unitrans, Ltd.	168,495	945,457
*	Value Group, Ltd.	874,662	364,621
*	Western Areas, Ltd.	523,177	3,189,771

TOTAL — SOUTH AFRICA			440,226,661

SOUTH KOREA — (12.0%)
COMMON STOCKS — (12.0%)
#	Aekyung Petrochemical Co., Ltd.	10,140	163,598
*	Anam Electronics Co., Ltd.	15,060	45,046
	Asia Cement Manufacturing Co., Ltd.	10,728	412,791
*	Asia Paper Manufacturing Co., Ltd.	11,450	90,815
	AUK Corp.	40,090	104,034
	Baiksan Co., Ltd.	41,550	60,799
*	Bohae Brewery Co., Ltd.	4,010	81,106
* #	Bong Shin Co., Ltd.	37,790	54,859
	Boo Kook Securities Co., Ltd.	17,385	233,892
* #	Boryung Pharmaceutical Co., Ltd.	6,010	231,053
	BYC Co., Ltd.	810	131,906
*	Byuck San Corp.	10,472	136,024
#	Byuck San Engineering and Construction Co., Ltd.	87,860	592,688
*	Cambridge Members Co., Ltd.	5,780	115,269
#	Capro Corp.	82,410	205,091
	Cheil Industrial, Inc.	95,804	3,666,229

*	Cho Kwang Leather Co., Ltd.	13,660	99,398
*	Cho Kwang Paint Co., Ltd.	24,260	61,365
	Choil Aluminum Manufacturing Co., Ltd.	13,190	122,165
	Chon Bang Co., Ltd.	2,520	80,390
#	Chosun Refractories Co., Ltd.	7,370	322,467
	CJ Corp.	1,367	143,171
*	CKD Bio Corp.	9,469	47,187
* #	Comtec Systems Co., Ltd.	75,460	79,697
*	Cosmochemical Co., Ltd.	21,790	72,183
*	Crown Confectionery Co., Ltd.	250	26,117
#	D.I Corp.	65,430	144,890
	Dacom Corp.	63,060	1,375,614
	Dae Chang Industrial Co.	6,170	63,294
	Dae Dong Industrial Co., Ltd.	9,670	105,989
* #	Dae Hyun Co., Ltd.	95,610	107,163
* #	Dae Sang Corp.	52,594	722,413
#	Dae Won Kang Up Co., Ltd.	13,100	235,043
* #	Dae Young Packaging Co., Ltd.	356,210	59,222
* #	Dae Yu Co., Ltd.	25,070	80,502
#	Daeduck Electronics Co., Ltd.	58,160	499,453
#	Daeduck Industries Co., Ltd.	44,490	395,056
	Daegu Bank Co., Ltd.	135,722	2,262,442
#	Daehan Fire & Marine Insurance Co, Ltd.	63,050	112,055
#	Daehan Flour Mills Co., Ltd.	3,075	424,487
* #	Daehan Pulp Co., Ltd.	37,630	157,924
	Daehan Synthetic Fiber Co., Ltd.	2,000	293,943
	Daekyo Co., Ltd.	3,000	225,720
*	Daekyung Machinery & Engineering Co., Ltd.	11,150	134,868
	Daelim Industrial Co., Ltd.	70,240	4,494,621
	Daelim Trading Co., Ltd.	42,312	222,737
* #	Daesang Farmsco	42,230	81,404
*	Daesang Holdings Co., Ltd.	33,096	185,629
#	Daesung Industrial Co., Ltd.	9,730	693,384
* #	Daewon Pharmaceutical Co., Ltd.	12,880	98,984
*	Daewoo Electronic Components Co., Ltd.	1,736	19,739
	Daewoo Engineering & Construction Co., Ltd.	368,890	6,726,104
#	Daewoo Motor Sales Corp.	61,560	1,339,959
	Daewoong Co., Ltd.	12,340	198,742
	Dahaam E-Tec Co., Ltd.	5,985	164,981
#	Daishin Securities Co., Ltd.	127,991	2,583,036
#	Daiyang Metal Co., Ltd.	40,000	48,461
* #	Daou Technology, Inc.	93,660	576,487
#	DC Chemical Co., Ltd.	38,990	1,745,700
*	Digital Power Communications Co., Ltd.	77,520	86,931
#	Dong Ah Tire Industrial Co., Ltd.	51,594	294,538
*	Dong Hai Pulp Co., Ltd.	14,310	35,503
	Dong IL Rubber Belt Co., Ltd.	24,560	74,452
#	Dong Wha Pharmaceutical Industries Co.	5,167	169,284
*	Dong Won Co., Ltd.	5,520	54,490
	Dong Yang Department Store Co., Ltd.	9,000	154,349
* #	Dongbang Agro Co., Ltd.	25,810	97,949
*	Dongbang Transport Logistics Co., Ltd.	7,580	127,551
#	Dongbu Corp.	46,410	726,591
#	Dongbu Hannong Chemical Co., Ltd.	14,890	278,227
#	Dongbu Securities Co., Ltd.	23,142	219,715

#	Dongbu Steel Co., Ltd.	56,208	472,314
* #	DongbuElectronics Co., Ltd.	625,615	1,530,144
	Dong-Il Corp.	4,310	266,794
	Dongkook Industries Co., Ltd.	1,620	10,330
	Dongkuk Steel Mill Co., Ltd.	155,862	2,695,877
#	Dongsu Industrial Co., Ltd.	16,170	334,372
	Dongsung Chemical Co., Ltd.	9,530	84,213
*	Dongsung Pharmaceutical Co., Ltd.	6,400	47,552
#	Dongwon F&B Co., Ltd.	6,666	358,951
	Dongwon Industries Co., Ltd.	7,116	258,433
	Dongyang Engineering & Construction Corp.	5,077	198,936
	Dongyang Express Bus Corp.	1,522	25,066
#	Dongyang Mechatronics Corp.	35,960	155,473
* #	Doosan Corp.	47,020	1,758,269
	Doosan Heavy Industries & Construction Co., Ltd.	400,500	15,153,719
* #	Doosan Industrial Development Co., Ltd.	193,240	1,970,959
	DPI Co., Ltd.	15,159	136,543
	Duck Yang Industry Co., Ltd.	4,000	36,517
* #	Ducsung Co., Ltd.	31,950	138,573
* #	Eagon Industrial Co., Ltd.	8,620	120,853
*	Enex Co., Ltd.	5,960	39,553
#	F&F Co., Ltd.	32,520	165,296
* #	First Fire & Marine Insurance Co., Ltd.	56,480	187,392
#	Fursys, Inc.	24,120	724,469
	Gaon Cable Co., Ltd.	7,950	154,600
	Global & Yuasa Battery Co., Ltd.	11,600	71,431
	Green Cross Corp.	10,540	765,624
	GS Engineering & Construction Corp.	78,632	5,362,368
#	GS Holdings Corp.	184,000	5,939,496
*	H.S. Industries Co., Ltd.	5,690	46,236
#	Hae In Co., Ltd.	23,550	73,319
#	Halla Engineering & Construction Corp.	18,270	415,138
#	Han Kuk Carbon Co., Ltd.	25,070	186,156
	Han Wha Corp.	146,740	4,295,645
#	Han Yang Securities Co., Ltd.	24,940	209,204
#	Hana Securities Co., Ltd.	40,790	435,238
#	Handok Pharmaceuticals Co., Ltd.	18,150	259,943
#	Handsome Corp.	35,380	538,042
#	Hanil Cement Manufacturing Co., Ltd.	18,013	1,343,185
* #	Hanil Construction Co., Ltd.	15,060	226,311
#	Hanil E-Wha Co., Ltd.	79,730	231,376
	Hanil Iron & Steel Co., Ltd.	1,815	35,840
	Hanjin Heavy Industry Co., Ltd.	165,520	4,491,663
	Hanjin Shipping Co., Ltd.	91,460	2,087,883
#	Hanjin Transportation Co., Ltd.	23,460	600,946
	Hankook Cosmetics Co., Ltd.	30,000	77,212
	Hankook Tire Manufacturing Co., Ltd.	335,120	4,454,815
#	Hankuk Electric Glass Co., Ltd.	23,010	520,710
#	Hankuk Glass Industries, Inc.	22,200	784,826
#	Hankuk Paper Manufacturing Co., Ltd.	9,800	274,533
#	Hanmi Capital Co., Ltd.	33,570	284,047
	Hansae Co., Ltd.	43,890	80,967
	Hansol Chemical Co., Ltd.	21,407	154,322
#	Hansol Paper Co., Ltd.	102,044	1,321,910
#	Hanssem Co., Ltd.	49,690	341,598

* #	Hansung Enterprise Co., Ltd.	9,410	63,032
#	Hanwha Chemical Corp.	246,060	2,487,717
#	Hanwha Securities Co., Ltd.	78,810	769,903
	Histeel Co., Ltd.	1,188	15,949
*	Hi-Tron Systems, Inc.	11,660	42,414
	Honam Petrochemical Corp.	25,470	1,320,584
#	Hotel Shilla, Ltd.	111,810	1,664,936
	HS R&A Co., Ltd.	12,680	177,713
#	Huchems Fine Chemical Corp.	45,340	367,420
* #	Huneed Technologies Co., Ltd.	90,030	129,375
*	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	13,190	85,729
	Husteel Co., Ltd.	14,260	186,660
#	Hwa Sung Industrial Co.	26,510	343,413
*	Hwacheon Machinery Works Co., Ltd.	4,490	65,592
	Hwashin Co., Ltd.	59,700	156,166
*	Hyosung T & C Co., Ltd.	72,817	1,316,884
#	Hyundai Cement Co., Ltd.	15,435	430,192
#	Hyundai Department Store H & S Co., Ltd.	11,372	802,215
	Hyundai Heavy Industries Co., Ltd.	85,100	10,769,533
#	Hyundai Hysco	170,820	1,718,608
#	Hyundai Merchant Marine Co., Ltd.	238,271	4,493,280
	Hyundai Motor Co., Ltd.	474,990	39,952,038
	Hyundai Pharmaceutical Ind. Co., Ltd.	4,200	101,264
#	Hyundai Securities Co., Ltd.	351,260	4,561,859
	Hyundai Steel Co.	235,930	8,369,764
#	Il Dong Pharmaceutical Co., Ltd.	5,840	242,475
*	Il Sung Construction Co., Ltd.	7,660	61,086
#	Iljin Diamond Co., Ltd.	11,368	208,141
* #	Iljin Display Co., Ltd.	5,361	84,958
#	Iljin Electric, Ltd.	75,110	234,654
	Ilshin Spinning Co., Ltd.	5,070	212,461
#	Ilsung Pharmaceutical Co., Ltd.	3,990	225,288
#	ISU Chemical Co., Ltd.	14,350	121,028
#	Isupetasys Co., Ltd.	62,960	119,659
#	Jahwa Electronics Co., Ltd.	37,560	289,009
#	Jeil Mutual Savings Bank	14,870	107,323
	Jeil Pharmaceutical Co.	22,200	119,936
#	Jeonbuk Bank, Ltd.	71,281	517,719
* #	Jindo Corp.	30,230	97,901
*	Jinro, Ltd.	407	19,052
#	Joongang Construction Co., Ltd.	12,490	181,231
	K.C. Tech Co., Ltd.	15,390	55,088
	KCC Corp.	29,050	7,360,876
#	Keang Nam Enterprises Co., Ltd.	27,222	351,673
#	KEC Corp.	155,000	201,821
#	Keyang Electric Machinery Co., Ltd.	71,760	140,371
#	KG Chemical Corp.	18,233	113,548
#	Kia Motors Corp.	899,680	14,268,850
#	KISWIRE, Ltd.	21,294	501,481
	Kodenshi Korea Corp.	59,410	143,763
* #	KOJE Co., Ltd.	9,110	49,859
	Kolon Chemical Co., Ltd.	20,220	240,666
* #	Kolon Industries, Inc.	35,969	458,296
* #	Korea Automotive Systems Co., Ltd.	10,160	222,638
	Korea Cast Iron Pipe Co., Ltd.	44,688	167,159

#	Korea Circuit Co.	31,660	131,062
* #	Korea Cottrell Co., Ltd.	2,040	80,569
* #	Korea Data Systems Co., Ltd.	64,021	55,223
	Korea Development Co., Ltd.	23,520	550,441
	Korea Development Leasing Corp.	6,348	286,129
#	Korea Electric Terminal Co., Ltd.	19,740	287,224
*	Korea Fine Chemical Co., Ltd.	10,620	149,774
#	Korea Flange Co., Ltd.	10,290	123,782
	Korea Investment Holdings Co., Ltd.	116,926	4,710,521
#	Korea Iron & Steel Co., Ltd.	25,230	880,323
	Korea Kolmar Co., Ltd.	20,300	79,960
#	Korea Komho Petrochemical Co., Ltd.	61,750	1,609,213
#	Korea Line Corp.	20,600	641,764
#	Korea Mutual Savings Bank	14,910	225,173
#	Korea Petrochemical Industry Co., Ltd.	12,300	329,998
#	Korea Polyol Co., Ltd.	11,768	446,470
#	Korea Zinc Co., Ltd.	52,610	4,515,953
	Korean Air Co., Ltd.	203,658	6,393,909
	Korean Air Terminal Service Co., Ltd.	6,450	157,005
* #	Korean French Banking Corp.	130,960	198,847
* #	KP Chemical Corp.	201,976	900,647
	KT Freetel, Ltd.	301,000	8,700,944
* #	KTB Network, Ltd.	135,720	675,949
#	Kukdo Chemical Co., Ltd.	8,710	165,110
#	Kumho Industrial Co., Ltd.	99,300	1,909,322
*	Kumkang Industrial Co., Ltd.	11,170	89,314
	Kunsul Chemical Industrial Co., Ltd.	12,700	168,239
#	Kwang Dong Pharmaceutical Co., Ltd.	114,660	358,084
* #	Kwang Myung Electric Engineering Co., Ltd.	73,390	64,746
#	Kyeryong Construction Industrial Co., Ltd.	17,500	548,584
#	Kyobo Securities Co., Ltd.	76,680	729,629
	Kyong Dong Boiler Co., Ltd.	3,450	78,073
* #	Kyungbang Co., Ltd.	1,856	248,933
*	Leeku Industrial Co., Ltd.	4,040	60,452
#	LG Chemical, Ltd.	140,290	5,703,932
#	LG Corp.	129,850	3,858,250
	LG Electronics, Inc.	232,510	15,518,279
	LG International Corp.	117,374	2,622,068
	LG Petrochemical Co., Ltd.	80,560	1,748,153
* #	LG Phillips LCD Co., Ltd.	110,000	4,387,047
	Lotte Chilsung Beverage Co., Ltd.	1,080	1,434,480
	Lotte Confectionary Co., Ltd.	1,170	1,466,756
#	Lotte Sam Kang Co., Ltd.	2,460	360,190
	LS Cable, Ltd.	81,160	2,710,978
#	Meritz Fire Marine Insurance	168,100	985,507
#	Meritz Securities Co., Ltd.	73,900	517,127
*	Mi Chang Oil Industrial Co., Ltd.	3,650	58,798
#	Moorim Paper Co., Ltd.	34,120	277,961
	Motonic Corp.	640	24,613
#	Namhae Chemical Corp.	105,810	273,588
*	Namsun Aluminum Co., Ltd.	14,470	38,322
	Namyang Dairy Products Co., Ltd.	1,600	1,162,012
* #	Nasan Co., Ltd.	9,560	134,460
*	Nexen Corp.	5,680	94,432
	NH Investment & Securities Co., Ltd.	54,071	755,227

	Nong Shim Holdings Co., Ltd.	4,160	305,993
*	Noroo Paint Co., Ltd.	37,899	172,483
#	Ottogi Corp.	7,320	715,949
*	Pacific Pharmaceutical Co., Ltd.	3,840	124,441
* #	Pang Rim Co., Ltd.	8,940	156,553
* #	Pantech & Curitel Communications, Inc.	85,030	112,413
*	Pantech Co., Ltd.	40,270	153,850
	PaperCorea, Inc.	19,552	83,168
	Pohang Coated Steel Co., Ltd.	12,780	217,430
#	Poong Lim Industrial Co., Ltd.	40,780	350,547
#	Poong San Corp.	68,330	1,484,332
	POSCO	420	105,172
	POSCO Sponsored ADR	855,737	53,149,825
	Pulmuone Co., Ltd.	4,840	148,656
#	Pum Yang Construction Co., Ltd.	14,667	192,578
	Pusan Bank	200,400	2,565,475
#	Pusan City Gas Co., Ltd.	23,820	474,937
*	Pyung Hwa Holdings Co., Ltd.	42,576	138,406
#	Pyung Hwa Industrial Co., Ltd.	21,288	92,760
*	Rocket Electric Co., Ltd.	3,460	17,969
#	S&T Corp.	6,130	150,099
	S&T Dynamics Co., Ltd.	32,154	209,278
* #	Saehan Industries, Inc.	95,610	346,997
* #	Saehan Media Corp.	85,210	137,572
*	Sajo Industries Co., Ltd.	9,090	63,481
*	Sam Kwang Glass Industrial Co., Ltd.	3,980	55,758
*	Sam Whan Camus Co., Ltd.	9,400	59,018
	Sam Yung Trading Co., Ltd.	13,840	33,860
#	Sambu Construction Co., Ltd.	14,358	364,716
	Samhwa Crown and Closure Co., Ltd.	3,100	42,332
	Samhwa Paints Industrial Co., Ltd.	48,610	145,753
	Samsung Climate Control Co., Ltd.	11,990	77,836
	Samsung Corp.	331,070	9,335,009
* #	Samsung Electro-Mechanics Co., Ltd.	99,520	3,813,068
#	Samsung Fine Chemicals Co., Ltd.	62,960	1,567,163
	Samsung Heavy Industries Co., Ltd.	525,070	12,512,338
#	Samsung SDI Co., Ltd.	107,370	8,870,205
	Samsung Securities Co., Ltd.	116,860	6,792,101
	Samsung Techwin Co., Ltd.	98,010	3,425,050
#	Samwhan Corp.	22,410	501,039
#	Samyang Corp.	25,405	1,370,868
#	Samyang Genex Co., Ltd.	5,490	410,311
	Samyang Tongsang Co., Ltd.	6,100	126,212
*	Samyoung Chemical Co., Ltd.	2,820	24,718
#	Samyoung Electronics Co., Ltd.	44,570	369,801
#	Seah Holdings Corp.	7,339	511,164
#	Seah Steel Corp.	9,895	306,986
	Sebang Co., Ltd.	18,120	129,632
	Sejong Industrial Co., Ltd.	44,050	199,345
	Sempio Foods Co.	8,080	104,267
#	Seondo Electric Co., Ltd.	35,800	71,629
#	Seoul Securities Co., Ltd.	546,100	790,559
*	SGWICUS Corp.	20,530	63,857
*	SH Chemical Co., Ltd.	13,920	61,683
*	Shin Dong-Ah Fire & Marine Insurance Co.	32,653	193,044

#	Shin Heung Securities Co., Ltd.	22,703	180,002
*	Shin Poong Paper Manufacturing Co., Ltd.	6,380	53,791
#	Shin Young Securities Co., Ltd.	18,390	596,145
	Shin Young Wacoal, Inc.	273	19,983
	Shinhan Financial Group Co., Ltd.	96,326	4,331,035
* #	Shin-Ho Paper Manufacturing Co., Ltd.	46,660	232,636
	Shinpoong Pharmaceutical Co., Ltd.	8,050	167,460
	Shinsegae Engineering & Construction Co., Ltd.	3,980	137,477
	Shinsung Engineering Co., Ltd.	17,040	55,816
*	Shinsung Tongsang Co., Ltd.	34,250	105,699
#	Sindo Ricoh Co., Ltd.	18,480	968,329
* #	SJM Co., Ltd.	37,640	157,094
#	SK Chemicals Co., Ltd.	40,060	1,554,738
	SK Corp., Ltd.	298,250	19,157,878
#	SK Gas Co., Ltd.	19,860	804,601
#	SKC Co., Ltd.	74,250	1,590,544
	SL Corp.	33,210	218,880
	Songwon Industrial Co., Ltd.	45,480	162,565
* #	Soosan Heavy Industries Co., Ltd.	95,600	70,520
* #	Ssangyong Cement Industry Co., Ltd.	88,776	1,073,442
* #	Ssangyong Motor Co.	247,830	1,171,143
* #	Starco Co., Ltd.	87,030	91,155
#	Suheung Capsule Co., Ltd.	27,720	168,235
*	Sung Bo Chemicals Co., Ltd.	4,130	124,144
#	Sung Chang Enterprise Co., Ltd.	12,230	191,709
#	Sung Shin Cement Co., Ltd.	45,580	574,631
* #	Sungwon Corp.	20,600	90,328
	Sunjin Co., Ltd.	4,240	164,875
#	Sunkyong Securities Co., Ltd.	384,280	457,368
#	Tae Kwang Industrial Co., Ltd.	2,881	2,120,275
	Tae Kyung Industrial Co., Ltd.	63,000	170,263
#	Tae Young Corp.	16,270	804,198
#	Taegu Department Store Co., Ltd.	19,941	308,596
#	Tai Han Electric Wire Co., Ltd.	95,477	2,033,417
	Tai Lim Packaging Industries Co., Ltd.	13,420	85,616
*	The Will-Bes & Co., Ltd.	27,760	73,905
*	Tong Kook Corp.	607	987
*	Tong Yang Major Corp.	24,960	151,163
	Tong Yang Moolsan Co., Ltd.	12,890	77,806
* #	TRYBRANDS, Inc.	52,870	326,969
#	TS Corp.	3,881	127,252
*	Unid Co., Ltd.	6,310	120,342
	Union Steel Manufacturing Co., Ltd.	21,297	418,971
	Wiscom Co., Ltd.	32,980	135,003
#	Woongjin.Com Co., Ltd.	78,940	1,452,041
#	Woori Investment & Securities Co., Ltd.	246,950	5,368,616
#	YESCO Co., Ltd.	12,780	338,676
#	Yoosung Enterprise Co., Ltd.	53,210	245,253
#	Youlchon Chemical Co., Ltd.	47,300	436,242
*	Young Poong Mining & Construction Corp.	18,030	1,032
	Youngbo Chemical Co., Ltd.	33,000	80,608
	Youngone Corp.	108,650	481,642
#	Youngpoong Corp.	2,710	632,511
	Yuhwa Securities Co., Ltd.	17,000	226,607
* #	Yuyang Telecom Co., Ltd.	6,460	84,283
*	Zinus, Inc.	9,330	7,279

TOTAL — SOUTH KOREA			452,389,406

TAIWAN — (11.5%)
COMMON STOCKS — (11.5%)
*	A.G.V. Products Corp.	1,328,000	262,461
*	Abocom Systems, Inc.	442,000	89,584
	Acbel Polytech, Inc.	1,889,040	483,049
*	Accton Technology Corp.	1,621,000	790,044
	Allis Electric Co., Ltd.	86,320	15,962
	Ampoc Far East Co., Ltd.	447,020	176,930
	Amtran Technology Co., Ltd.	1,669,385	1,091,518
*	Apex Science & Engineering Corp.	103,000	9,479
*	Arima Computer Corp.	4,196,000	763,796
	Asia Cement Corp.	11,199,042	7,431,426
	Asia Chemical Corp.	1,365,000	406,386
	Asia Polymer Corp.	1,206,489	430,748
	Asia Vital Components Co., Ltd.	1,133,322	500,639
	Asustek Computer, Inc.	122,808	274,912
	Aurora Corp.	448,650	235,617
	Aurora Systems Corp.	157,000	52,711
	Avision, Inc.	247,406	152,126
	Bank of Kaohsiung Co., Ltd.	2,967,622	1,161,885
*	Behavior Tech Computer Corp.	305,791	138,371
*	Benq Corp.	7,356,000	3,807,977
	Bes Engineering Corp.	4,833,089	610,536
*	Biostar Microtech International Corp.	449,280	184,482
	C Sun Manufacturing, Ltd.	173,891	98,194
*	Carnival Industrial Corp.	2,092,000	367,388
	Cathay Chemical Works, Inc.	532,000	136,771
*	Cathay Real Estate Development Co., Ltd.	4,872,421	2,723,406
*	Central Insurance Co., Ltd.	574,020	295,765
	Central Reinsurance Co., Ltd.	1,041,614	376,837
	Chain Qui Development Co., Ltd.	260,000	127,220
*	Champion Building Materials Co., Ltd.	1,195,000	250,787
*	Chang Hwa Commercial Bank	19,928,459	11,790,717
*	Chang-Ho Fibre Corp.	192,000	74,337
*	Charoen Pokphand Enterprises Co., Ltd.	96,000	14,688
	Cheng Loong Corp.	4,472,480	1,426,571
	Chenming Mold Industrial Corp.	434,625	151,136
*	Chia Her Industrial Co., Ltd.	1,837,340	174,206
*	Chia Hsin Cement Corp.	2,967,000	1,478,068
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	812,250	38,489
	Chia-I Industrial Co., Ltd.	2,054,000	304,949
*	Chien Shing Stainless Steel Co., Ltd.	1,472,000	441,944
*	Chien Tai Cement Co., Ltd.	282,238	7,139
*	China Airlines	17,113,223	7,196,530
	China Chemical & Pharmaceutical Co.	2,971,264	825,592
*	China Development Financial Holding Corp.	41,829,000	16,134,166
	China Electric Manufacturing Co., Ltd.	1,081,200	536,673
*	China General Plastics Corp.	2,402,000	510,152
	China Glaze Co., Ltd.	54,000	11,362
*	China Life Insurance Co., Ltd.	1,148,763	540,119
*	China Man-Made Fiber Co., Ltd.	4,685,813	801,488

	China Metal Products Co., Ltd.	468,128	681,881
	China Motor Co., Ltd.	6,076,368	4,588,765
*	China Petrochemical Development Corp.	8,471,000	1,874,651
*	China Rebar Co., Ltd.	828,658	49,118
	China Steel Structure Co., Ltd.	318,219	126,246
	China Synthetic Rubber Corp.	2,450,890	1,534,466
*	China United Trust & Investment Corp.	2,398,289	106,994
*	China Wire & Cable Co., Ltd.	379,000	51,773
	Chinatrust Financial Holdings Co., Ltd.	19,371,809	12,687,407
	Ching Feng Home Fashions Industries Co., Ltd.	383,520	84,050
	Chin-Poon Industrial Co., Ltd.	1,258,451	810,546
	Chun Yu Works & Co., Ltd.	1,800,000	464,051
	Chun Yuan Steel Industrial Co., Ltd.	2,006,187	746,269
	Chung Hsin Electric & Machinery Co., Ltd.	858,000	500,683
	Chung Hwa Pulp Corp.	1,685,419	759,497
*	Chung Shing Textile Co., Ltd.	600	7
*	Chungwa Picture Tubes Co., Ltd.	29,367,045	5,796,359
*	Clevo Co.	2,350,990	1,001,647
*	CMC Magnetics Corp.	13,238,000	3,280,951
	Collins Co., Ltd.	1,119,319	322,469
	Compal Electronics, Inc.	2,266,890	1,979,822
*	Compeq Manufacturing Co., Ltd.	2,902,000	1,275,943
*	Compex International Co. Ltd.	46,400	282
	Continental Engineering Corp.	3,043,848	1,609,744
*	Cosmos Bank Taiwan	7,259,000	2,854,515
	CTCI Corp.	2,705,961	1,386,475
	Cyntec Co., Ltd.	38,798	38,802
*	Da-Cin Construction Co., Ltd.	621,190	167,614
*	Delpha Construction Co., Ltd.	1,684,044	213,086
*	Der Pao Construction Co., Ltd.	1,139,000	28,391
	Diamond Flower Electric Instrument Co., Ltd.	66,585	114,635
	Eastern Media International	5,685,225	1,612,342
	Eclat Textile Co., Ltd.	243,249	100,877
	Edom Technology Co., Ltd.	206,800	71,635
	Elan Microelectronics Corp.	985,429	434,617
*	Elite Material Co., Ltd.	102,697	42,362
	Elite Semiconductor Memory Technology, Inc.	747,582	603,097
*	Elitegroup Computer Systems Co., Ltd.	1,686,250	903,686
	Enlight Corp.	1,485,000	406,106
*	EnTie Commercial Bank	5,347,474	1,240,700
	Eten Information Systems, Ltd.	834,094	644,949
	Eternal Chemical Co., Ltd.	1,789,950	2,365,140
	Eva Airways Corp.	16,403,783	6,419,249
*	Ever Fortune Industrial Co., Ltd.	409,000	4,103
*	Everest Textile Co., Ltd.	1,958,002	311,019
	Evergreen International Storage & Transport Corp.	3,637,000	1,658,211
	Evergreen Marine Corp., Ltd.	8,407,527	4,653,024
	Everlight Chemical Industrial Corp.	1,712,950	561,249
*	Everspring Industry Co., Ltd.	1,095,180	196,584
*	Excel Cell Electronics Co., Ltd.	87,000	49,510
	Far East Textile, Ltd.	17,269,458	12,115,274
	Far Eastern Department Stores, Ltd.	3,946,332	1,893,424
*	Far Eastern International Bank	4,875,752	1,547,967
*	Federal Corp.	1,877,876	1,115,852
	Feng Hsin Iron & Steel Co., Ltd.	333,000	289,902

*	FIC Global, Inc.	640,080	38,896
*	First Copper Technology Co., Ltd.	1,638,750	591,101
	First Financial Holding Co., Ltd.	3,305,163	2,119,124
	First Hotel	373,322	363,178
*	First Steamship Co., Ltd.	728,000	290,997
	Formosa Taffeta Co., Ltd.	6,473,511	3,206,606
*	Formosan Rubber Group, Inc.	1,348,000	554,883
	Formosan Union Chemical Corp.	215,239	74,547
	Fortune Electric Co., Ltd.	354,000	123,637
*	Fu I Industrial Co., Ltd.	264,000	66,923
	Fubon Financial Holding Co., Ltd.	10,559,000	7,861,438
*	Fuh-Hwa Financial Holding Co., Ltd.	9,699,422	4,109,777
	Fwuson Industry Co., Ltd.	302,000	45,859
*	G.T.M. Corp.	543,000	263,931
	Gem Terminal Industries Co., Ltd.	443,395	378,607
*	Giga Storage Corp.	2,039,898	314,656
	Giga-Byte Technology Co., Ltd.	3,037,287	1,893,666
	Gold Circuit Electronics, Ltd.	1,421,805	865,247
*	Goldsun Development & Construction Co., Ltd.	6,129,640	2,456,788
	Good Will Instrument Co., Ltd.	95,000	50,042
	Gordon Auto Body Parts Co., Ltd.	641,690	270,001
*	Grand Pacific Petrochemical Corp.	3,021,000	780,595
	Grape King, Inc.	854,000	234,132
	Great China Metal Industry Co., Ltd.	1,106,000	484,094
	Great Wall Enterprise Co., Ltd.	2,406,980	939,181
	Hanpin Co., Ltd.	347,000	126,490
*	Helix Technology, Inc.	158,211	2,404
	Hey Song Corp.	944,000	343,167
*	Hitron Technologies, Inc.	619,000	178,579
*	Ho Tung Holding Corp.	2,160,628	390,001
*	Hocheng Corp.	1,703,000	359,807
*	Hold-Key Electric Wire & Cable Co., Ltd.	735,420	139,150
*	Hong Ho Precision Textile Co., Ltd.	93,889	7,324
	Hong Tai Electric Industrial Co., Ltd.	1,943,000	731,567
	Hsin Kuang Steel Co., Ltd.	653,479	341,407
	Hsinchu International Bank	8,528,809	3,487,242
	Hsing Ta Cement Co., Ltd.	376,980	116,333
*	Hua Eng Wire & Cable Co., Ltd.	3,115,035	804,207
	Hua Nan Financial Holding Co., Ltd.	86,428	54,359
*	Hualon Corp.	257,040	8,439
	Hung Ching Development & Construction Co., Ltd.	504,468	127,851
	Hung Poo Construction Corp.	1,648,000	1,628,464
	Hung Sheng Construction Co., Ltd.	2,520,000	1,701,152
	Inventec Corp.	5,779,712	3,511,569
	Jui Li Enterprise Co., Ltd.	355,000	97,072
	Jung Shing Wire Co., Ltd.	123,000	36,851
	K Laser Technology, Inc.	680,000	494,971
	Kang Na Hsiung Co., Ltd.	1,395,127	586,647
*	Kao Hsing Chang Iron & Steel Corp.	1,658,000	260,399
	Kaulin Manufacturing Co., Ltd.	284,050	155,138
*	Kee Tai Properties Co., Ltd.	823,900	290,065
*	Kenda Rubber Industrial Co., Ltd.	1,754,465	764,681
	King Yuan Electronics Co., Ltd.	1,716,914	1,281,920
*	Kingdom Construction Co., Ltd.	2,469,000	707,648
	King’s Town Bank	1,487,012	404,500

	Kinpo Electronics, Inc.	5,841,440	1,969,470
	Knowledge-Yield-Excellence Systems Corp.	418,940	315,859
*	Kung Long Batteries Industrial Co., Ltd.	173,000	117,988
*	Kuoyang Construction Co., Ltd.	641,029	284,238
*	Kwong Fong Industries Corp.	2,505,000	304,438
*	Lan Fa Textile Co., Ltd.	675,604	108,395
*	Lead Data Co., Ltd.	1,971,140	190,252
*	Leadtek Research, Inc.	1,009,493	180,402
*	Lealea Enterprise Co., Ltd.	2,693,000	252,724
	Lee Chang Yung Chemical Industry Corp.	900,376	639,294
	Lee Chi Enterprises Co., Ltd.	1,225,900	188,433
*	Lelon Co., Ltd.	919,118	303,925
*	Leofoo Development Co., Ltd.	1,940,000	1,404,839
	Les Enphants Co., Ltd.	157,740	108,725
*	Li Peng Enterprise Co., Ltd.	2,737,000	491,490
*	Li Shin International Enterprise Corp.	224,496	185,323
	Lien Chang Electronic Enterprise Co., Ltd.	623,000	150,491
	Lien Hwa Industrial Corp.	3,157,889	1,321,393
*	Lingsen Precision Industries, Ltd.	1,189,320	332,968
	Long Bon Development Co., Ltd.	2,146,943	1,145,439
	Long Chen Paper Co., Ltd.	2,357,000	690,497
	Lucky Cement Corp.	1,504,000	356,564
*	Lung Hwa Electronics Corp.	163,000	21,243
*	Macronix International Co., Ltd.	15,368,009	4,420,992
	Mayer Steel Pipe Corp.	728,200	364,049
	Maywufa Co., Ltd.	187,575	51,599
	Mega Financial Holding Co., Ltd.	34,296,000	22,784,882
*	Megamedia Corp.	782	5
	Meiloon Co., Ltd.	265,700	134,662
*	Mercuries & Associates, Ltd.	967,980	211,385
*	Mercuries Data Co., Ltd.	930,800	178,002
	Merida Industry Co., Ltd.	447,260	286,695
*	Microelectronics Technology, Inc.	1,937,000	739,779
	Micro-Star International Co., Ltd.	3,666,931	1,710,462
*	Microtek International, Inc.	429,062	39,726
	Mitac Technology Corp.	1,339,065	473,142
	Mobiletron Electronics Co., Ltd.	90,000	90,603
	Mospec Seminconductor Corp.	404,000	159,294
*	Mustek Systems, Inc.	988,514	100,637
*	Namchow Chemical Industrial Co., Ltd.	164,057	23,132
	Nankang Rubber Tire Co., Ltd.	146,036	178,115
	Nantex Industry Co., Ltd.	1,263,615	522,282
	Nanya Technology Co., Ltd.	13,241,992	9,217,223
*	New Asia Construction & Development Co., Ltd.	586,000	46,607
	Nien Hsing Textile Co., Ltd.	2,071,000	1,068,703
	Ocean Plastics Co., Ltd.	139,776	56,053
*	Optimax Technology Corp.	1,823,000	1,465,473
*	Opto Tech Corp.	1,328,000	542,586
*	Orient Semiconductor Electronics, Ltd.	648,713	58,735
*	Pacific Construction Co., Ltd.	1,483,256	156,752
*	Pacific Electric Wire & Cable Corp.	1,873,020	29,607
*	Pan Jit International, Inc.	1,138,893	476,953
	Phihong Technology Co., Ltd.	503,404	252,012
*	Picvue Electronics, Ltd.	604,000	13,400
*	Potrans Electrical Corp.	1,139,000	150,960

*	Primax Electronics, Ltd.	1,377,744	476,117
*	Prince Housing & Development Corp.	3,013,987	1,379,569
*	Procomp Informatics, Ltd.	391,440	0
*	Prodisc Technology, Inc.	4,992,157	357,573
*	Promise Technology, Inc.	641,000	247,014
*	Quanta Display, Inc.	13,676,000	5,676,363
	Radium Life Tech Corp.	676,884	548,946
	Ralec Electronic Corp.	448,933	216,215
	Realtek Semiconductor Corp.	1,503,810	1,897,836
*	Rectron, Ltd.	78,300	7,992
*	Reward Wool Industry Corp.	373,000	67,259
*	Rexon Industrial Corp., Ltd.	218,820	48,623
*	Ritek Corp.	12,154,518	2,560,069
	Ruentex Development Co., Ltd.	2,897,000	1,546,460
	Ruentex Industries, Ltd.	2,485,000	1,047,934
*	Sainfoin Technology Corp.	835,498	8,635
*	Sampo Corp.	6,919,850	763,382
	San Fang Chemical Industry Co., Ltd.	207,280	107,018
	Sanyang Industrial Co., Ltd.	3,466,000	1,578,413
	Sanyo Electric Co., Ltd.	769,000	491,762
	SDI Corp.	827,483	979,454
*	Senao International Co., Ltd.	148,000	82,202
	Sheng Yu Steel Co., Ltd.	1,250,000	978,863
	Shihlin Electric & Engineering Corp.	1,643,000	1,478,330
*	Shihlin Paper Corp.	524,000	592,556
	Shinkong Co., Ltd.	1,693,233	665,852
*	Shinkong Synthetic Fibers Co., Ltd.	5,766,000	1,082,775
*	Shuttle, Inc.	772,223	205,769
*	Silicon Integrated Systems Corp.	2,765,000	1,259,518
	Sincere Navigation Corp.	458,462	473,009
*	Sinkang Industries Co., Ltd.	419,000	224,045
*	Sinkong Spinning Co., Ltd.	913,000	592,122
	Sinon Corp.	1,366,700	237,957
	SinoPac Holdings Co., Ltd.	13,190,809	5,774,835
	Sintek Photronics Corp.	3,550,182	571,098
	Siward Crystal Technology Co., Ltd.	514,332	286,755
*	Solomon Technology Corp.	1,599,000	398,828
	South East Soda Manufacturing Co., Ltd.	404,000	161,965
	Southeast Cement Co., Ltd.	1,741,700	353,455
*	Space Shuttle Hi-Tech Co., Ltd.	480,586	42,950
	Standard Foods Taiwan, Ltd.	1,245,000	552,021
	Stark Technology, Inc.	1,073,000	405,574
	Sunonwealth Electric Machine Industry Co., Ltd.	1,122,143	518,033
	Synnex Technology International Corp.	1,460,900	1,296,760
	Systex Corp., Ltd.	2,772,341	746,573
	T JOIN Transportation Co.	1,537,000	677,704
	Ta Chen Stainless Pipe Co., Ltd.	957,996	738,939
	Ta Chong Bank, Ltd.	11,180,906	3,059,756
*	Ta Ya Electric Wire & Cable Co., Ltd.	2,315,515	734,123
	Tah Hsin Industrial Corp.	410,000	184,347
	Ta-I Technology Co., Ltd.	741,699	873,170
*	Taichung Commercial Bank	6,773,000	1,208,712
*	Tainan Spinning Co., Ltd.	6,757,000	1,405,385
*	Taishin Financial Holdings Co., Ltd.	17,007,000	8,098,673
*	Taisun Enterprise Co., Ltd.	1,119,721	205,969

*	Taita Chemical Co., Ltd.	1,212,690	259,451
*	Taitung Business Bank	163,395	5,642
*	Taiwan Business Bank	18,032,412	3,332,235
	Taiwan Cement Corp.	12,064,297	8,038,052
	Taiwan Cooperative Bank	11,030,534	6,957,889
	Taiwan Fire & Marine Insurance Co., Ltd.	1,279,320	653,404
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	220,490
	Taiwan Glass Ind. Corp.	4,019,203	2,777,572
	Taiwan Hon Chuan Enterprise Co., Ltd.	778,070	574,679
*	Taiwan Kolin Co., Ltd.	3,548,000	811,769
*	Taiwan Line Tek Electronic Co., Ltd.	403,000	173,372
	Taiwan Mask Corp.	1,367,000	740,083
	Taiwan Navigation Co., Ltd.	684,898	391,176
	Taiwan Polypropylene Co., Ltd.	1,356,000	833,270
*	Taiwan Pulp & Paper Corp.	847,000	169,957
	Taiwan Sakura Corp.	991,397	149,204
	Taiwan Sogo Shinkong Security Co., Ltd.	598,142	518,801
*	Taiwan Styrene Monomer Corp.	2,715,000	1,046,923
*	Taiwan Tea Corp.	3,668,381	677,341
	Taiyen Biotech Co., Ltd.	1,043,000	543,091
*	Tatung Co., Ltd.	9,309,000	2,938,963
*	Teapo Electronic Corp.	2,021,670	381,353
	Teco Electric & Machinery Co., Ltd.	8,440,834	2,716,388
	Tecom, Ltd.	1,184,753	456,605
	Test-Rite International Co., Ltd.	103,752	59,826
	Tex-Ray Industrial Co., Ltd.	158,000	52,081
	The Ambassador Hotel	605,000	569,051
*	The Chinese Bank	8,296,000	506,285
	The First Insurance Co., Ltd.	760,224	255,939
	Thye Ming Industrial Co., Ltd.	164,000	117,044
	Ton Yi Industrial Corp.	5,139,810	1,296,413
	TSRC Corp.	1,874,400	1,075,093
	Tung Ho Steel Enterprise Corp.	2,688,555	1,991,097
*	Twinhead International Corp.	1,311,017	110,778
*	TYC Brother Industrial Co., Ltd.	503,320	310,368
*	Tycoons Group Enterprise Co., Ltd.	2,305,000	329,162
*	Ulead Systems, Inc.	301,000	270,250
*	Union Bank of Taiwan	6,756,577	1,671,143
*	Union Insurance Co., Ltd.	1,794,575	291,465
	Uni-President Enterprises Corp.	12,321,130	9,381,254
	Unitech Electronics Co., Ltd.	1,008,470	382,521
	Unitech Printed Circuit Board Corp.	1,481,475	538,879
	United Microelectronics Corp.	46,026,174	25,239,731
*	Universal Cement Corp.	1,994,169	615,590
*	Universal Microelectronics Co., Ltd.	304,010	119,345
	Universal Scientific Industrial Co., Ltd.	2,977,813	998,929
*	Universal, Inc.	622,000	195,692
	UPC Technology Corp.	3,568,766	1,322,759
	USI Corp.	3,514,000	852,039
	U-TECH Media Corp.	1,068,799	129,513
*	Ve Wong Corp.	725,000	237,536
*	Via Technologies, Inc.	2,917,402	2,352,572
*	Visual Photonics Epitacy Co., Ltd.	86,000	94,325
*	Walsin Lihwa Corp.	11,367,412	4,623,712
	Walsin Technology Corp., Ltd.	954,513	679,894

	Wan Hwa Enterprise Co., Ltd.	733,801	399,703
	Waterland Financial Holdings	9,610,000	2,715,055
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	205,432
*	Wei Chuan Food Corp.	1,007,000	342,503
	Weltrend Semiconductor, Inc.	1,086,000	347,798
*	Winbond Electronics Corp.	16,875,000	4,676,037
	Wintek Corp.	3,942,000	3,286,629
	WPG Holdings Co., Ltd.	958,985	337,756
	Wus Printed Circuit Co., Ltd.	2,434,928	823,672
*	Yageo Corp.	10,993,840	3,782,518
	Yang Ming Marine Transport Corp.	5,786,058	2,907,913
*	Yeung Cyang Industrial Co., Ltd.	389,176	322,421
*	Yi Jinn Industrial Co., Ltd.	1,543,000	121,083
	Yieh Phui Enterprise Co., Ltd.	5,550,601	2,054,640
	Yosun Industrial Corp.	974,666	380,433
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	6,449,572	2,224,490
	Yulon Motor Co., Ltd.	6,022,270	5,807,232
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,000	78,428
	Yung Shin Pharmaceutical Industrial Co., Ltd.	281,400	221,345
	Yung Tay Engineering Co., Ltd.	2,407,000	1,196,931
	Zig Sheng Industrial Co., Ltd.	1,825,596	336,423

TOTAL — TAIWAN			435,651,253

THAILAND — (3.4%)
COMMON STOCKS — (3.4%)
	A.J. Plast Public Co., Ltd. (Foreign)	400,000	30,229
*	Adkinson Securities Public Co., Ltd. (Foreign)	2,688,100	497,134
*	Advance Agro Public Co., Ltd. (Foreign)	1,859,030	1,409,855
	Aromatics (Thailand) Public Co., Ltd. (Foreign)	4,082,300	3,286,045
#	Asia Plus Securities Public Co., Ltd. (Foreign)	4,000,000	344,864
	Bangkok Bank Public Co., Ltd. (Foreign)	5,539,200	16,213,731
	Bangkok Expressway Public Co., Ltd. (Foreign)	5,353,500	3,034,315
	Bangkok First Investment & Trust Public Co., Ltd. (Foreign)	1,229,100	289,450
	Bangkok Insurance Public Co., Ltd. (Foreign)	87,880	491,080
*	Bangkok Land Public Co., Ltd. (Foreign)	39,735,803	719,009
	Bank of Ayudhya Public Co., Ltd. (Foreign)	16,377,100	7,800,694
	Banpu Public Co., Ltd. (Foreign)	1,454,300	5,650,021
	Big C Supercenter Public Co., Ltd. (Foreign)	1,274,800	1,289,047
	Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign)	12,021,500	1,221,983
	Capital Nomura Securities Public Co., Ltd. (Foreign)	370,100	327,457
	Central Plaza Hotel Public Co., Ltd. (Foreign)	5,422,500	923,470
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	36,926,640	4,893,419
	Charoong Thai Wire & Cable Public Co., Ltd. (Foreign)	646,900	129,105
	Delta Electronics (Thailand) Public Co., Ltd. (Foreign)	4,058,000	1,781,719
	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	9,535,200	1,281,340
	Erawan Group Public Co., Ltd. (Foreign)	3,812,399	415,935
	Finansa Public Co., Ltd. (Foreign)	560,400	238,595
	GFPT Public Co., Ltd. (Foreign)	498,600	171,153
	GMM Grammy Public Co., Ltd. (Foreign)	338,100	62,978
*	Golden Land Property Development Public Co., Ltd. (Foreign)	232,500	39,286
	Hana Microelectronics Public Co., Ltd. (Foreign)	935,000	653,107
	Hermraj Land & Development Public Co., Ltd. (Foreign)	44,353,300	1,121,225
	ICC International Public Co., Ltd. (Foreign)	2,755,000	2,932,411

*	Jasmine International Public Co., Ltd. (Foreign)	46,042,600	649,350
	Kang Yong Electric Public Co., Ltd. (Foreign)	236,200	367,688
	Kasikornbank Public Co., Ltd. (Foreign)	1,530,000	2,646,354
*	KCE Electronics Public Co., Ltd. (Foreign)	1,743,300	149,373
*	KGI Securities One Public Co., Ltd. (Foreign)	11,017,100	554,080
	Kiatnakin Finance Public Co., Ltd. (Foreign)	2,439,900	1,850,377
	Krung Thai Bank Public Co., Ltd. (Foreign)	39,124,400	11,868,498
	Krungthai Card Public Co., Ltd. (Foreign)	969,200	502,911
*	Laguna Resorts & Hotels Public Co., Ltd. (Foreign)	545,800	1,212,728
	Lalin Property Public Co., Ltd. (Foreign)	476,900	53,045
*	Loxley Public Co., Ltd. (Foreign)	11,055,600	735,471
*	Magnecomp Precision Technology (Foreign)	9,231,800	555,185
	MBK Development Public Co., Ltd. (Foreign)	581,600	827,983
*	Mida Assets Public Co., Ltd. (Foreign)	1,617,800	65,866
*	Millennium Steel Public Co., Ltd. (Foreign)	11,139,300	272,702
	MK Real Estate Development Public Co., Ltd. (Foreign)	5,772,100	380,916
	M-Link Asia Corp. Public Co., Ltd. (Foreign)	2,984,609	185,843
	Modernform Group Public Co., Ltd. (Foreign)	46,000	48,350
	Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)	134,300	696,873
*	Nakornthai Strip Mill Public Co., Ltd. (Foreign)	59,600,500	570,947
*	Natural Park Public Co., Ltd. (Foreign)	39,695,000	411,949
*	Pacific Assets Public Co., Ltd. (Foreign)	380,000	50,559
	Padaeng Industry Public Co., Ltd. (Foreign)	1,600,800	1,533,497
*	Picnic Gas & Engineering Public Co., Ltd. (Foreign)	8,305,900	83,987
*	Polyplex PCL (Foreign)	631,900	51,117
	Power Line Engineering Public Co., Ltd. (Foreign)	3,203,000	562,528
*	Property Perfect Public Co., Ltd. (Foreign)	1,875,200	150,695
	PTT Chemical Public Co., Ltd. (Foreign)	3,156,210	6,508,948
	Quality Houses Public Co., Ltd. (Foreign)	31,100,900	885,523
	Regional Container Lines Public Co., Ltd. (Foreign)	6,950,000	3,717,270
	Rojana Industrial Park Public Co., Ltd. (Foreign)	222,600	74,634
	Saha Pathana Inter-Holding Public Co., Ltd. (Foreign)	3,316,000	2,003,012
	Saha Pathanapibul Public Co., Ltd. (Foreign)	1,367,000	627,481
	Saha-Union Public Co., Ltd. (Foreign)	3,025,300	1,714,712
*	Sahaviriya Steel Industries Public Co., Ltd. (Foreign)	55,165,000	1,761,522
	Sansiri Public Co., Ltd. (Foreign)	6,528,500	608,030
#	Seamico Securities Public Co., Ltd. (Foreign)	4,588,600	466,430
* #	Shinawatra Satellite Public Co., Ltd. (Foreign)	4,788,600	1,165,931
	Siam Commercial Bank Public Co., Ltd. (Foreign)	4,716,800	7,279,787
	Siam Industrial Credit Public Co., Ltd. (Foreign)	4,478,950	567,318
	Siam Makro Public Co., Ltd. (Foreign)	331,200	616,924
	Sino-Thai Engineering & Construction Public Co., Ltd. (Foreign)	5,221,400	622,455
	Sri Trang Agro Industry Public Co., Ltd. (Foreign)	1,240,631	478,689
	Supalai Public Co., Ltd. (Foreign)	8,792,766	748,719
*	Syntec Construction Public Co., Ltd. (Foreign)	4,637,300	77,741
	Thai Plastic & Chemicals Public Co., Ltd. (Foreign)	2,457,300	1,006,983
	Thai Rayon Public Co., Ltd. (Foreign)	165,000	143,793
	Thai Rung Union Car Public Co., Ltd. (Foreign)	5,386,250	558,978
	Thai Wacoal Public Co., Ltd. (Foreign)	93,300	83,171
*	Thai-German Ceramic Industry Public Co., Ltd. (Foreign)	5,130,300	270,303
	Thanachart Capital PCL, Ltd. (Foreign)	9,726,200	3,675,147
	Thoresen Thai Agencies Public Co., Ltd.	3,622,600	2,313,528
	Tipco Asphalt Public Co., Ltd. (Foreign)	246,356	108,821
*	TPI Polene Public Co., Ltd. (Foreign)	8,336,324	2,207,196
*	Tuntex (Thailand) Public Co., Ltd. (Foreign)	1,987,600	101,549

	Tycoons Worldwide Group Public Co., Ltd. (Foreign)	1,243,300	233,243
*	United Communication Industry Public Co., Ltd. (Foreign)	864,400	989,069
	Vanachai Group Public Co., Ltd. (Foreign)	3,468,500	406,104
	Vinythai Public Co., Ltd. (Foreign)	5,213,817	1,213,968
TOTAL COMMON STOCKS			127,524,508

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land Public Co., Ltd. (Foreign) Warrants 2006	3,987,330	0
*	Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign) Warrants 04/18/09	2,192,300	43,169
*	Erawan Group Public Co., Ltd. (Foreign) Warrants 12/17/07	953,099	0
TOTAL RIGHTS/WARRANTS			43,169

TOTAL — THAILAND			127,567,677

TURKEY — (3.7%)
COMMON STOCKS — (3.7%)
	Adana Cimento Sanayi Ticaret A.S.	299,788	207,644
	Adel Kalemcilik Ticaret Ve Sanayi A.S.	14,252	68,391
	Akbank T.A.S.	3,220,238	17,498,587
*	Akenerji Elektrik Uretim A.S.	216,113	474,316
*	Aksa Akrilik Kimya Sanayii A.S.	148,490	1,313,271
	Aksigorta A.S.	633,312	2,298,093
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	6,209	8,843
	Alarko Carrier Sanayii ve Ticaret A.S.	40,047	411,563
	Alarko Holding A.S.	240,735	630,393
	Alkim Alkali Kimya A.S.	10,022	32,613
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	87,865	137,345
	Anadolu Anonim Turk Sigorta Sirketi A.S.	900,235	1,525,899
	Anadolu Cam Sanayii A.S.	561,694	1,834,128
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	6,400	59,583
*	Ayen Enerji A.S.	473,652	783,899
*	Aygaz A.S.	268,208	624,004
	Bagfas Bandirma Gubre Fabrikalari A.S.	11,130	213,759
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	59,554	68,866
	Bati Anabolu Cimento A.S.	255,022	1,379,462
	Bati Soeke Cimento Sanayi A.S.	21,090	52,487
*	Beko Elektronik A.S.	228,339	292,173
	Bolu Cimento Sanayii A.S.	557,470	1,085,496
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	715,326
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	506,082
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	450,152
	Cimsa Cimento Sanayi ve Ticaret A.S.	480,369	2,803,028
*	Dardanel Onentas Gida Sanayii A.S.	16,183	11,187
*	Dogan Gazetecilik A.S.	32,307	59,202
	Dogan Sirketler Grubu Holding A.S.	3,007,361	12,741,764
	Doktas Dokumculuk Ticaret ve Sanayi A.S.	109,683	303,597
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	257,265	624,727
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	773,402
*	Ege Endustri Ve Ticaret A.S.	5,611	57,188
	Enka Insaat ve Sanayi A.S.	21,683	180,108
	Eregli Demir ve Celik Fabrikalari Turk A.S.	1,995,394	9,705,777
*	Finansbank A.S.	2,407,128	9,499,511

*	Fortis Bank A.S.	2,104,055	6,289,501
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	38,298	36,196
*	Goldas Kuyumculuk Sanayi A.S.	327,200	251,143
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	1,039,513
*	Goodyear Lastikleri T.A.S.	8,085	126,329
*	GSD Holding A.S.	201,572	172,372
*	Gubre Fabrikalari Ticaret A.S.	29,241	69,542
	Gunes Sigorta A.S.	309,093	499,242
*	Hektas Ticaret T.A.S.	49,107	29,415
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	34,107
*	Ihlas Holding A.S.	319,654	132,621
*	Izmir Demir Celik Sanayii A.S.	230,946	705,287
	Izocam Ticaret Ve Sanayi A.S.	27,299	253,124
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	140,819	99,737
	Karton Sanayi ve Ticaret A.S.	1,000	109,671
*	Klimasan Klima Sanayi ve Ticaret A.S.	5,565	21,406
*	Koc Holding A.S. Series B	444,981	1,650,948
	Kordsa Endustriyel Iplik Kord Bezi Sanayi ve Ticaret A.S.	414,951	1,031,988
*	Kutahya Porselen Sanayii A.S.	7,076	120,130
	Mardin Cimento Sanayii ve Ticaret A.S.	163,450	906,406
*	Marmari Marti Otel Isletmeleri A.S.	385,082	416,667
	Marshall Boya ve Vernik Sanayii A.S.	17,490	260,984
*	Medya Holdings A.S.	33,508	157,852
*	Menderes Tekstil Sanayi ve Ticaret A.S.	748,731	243,898
*	Net Turizm Ticaret ve Sanayi A.S.	185,098	183,949
	Nortel Networks Netas Telekomuenikasyon A.S.	24,805	567,745
	Otobus Karoseri Sanayi A.S.	88,162	749,301
*	Parsan Makina Parcalari Sanayii A.S.	107,692	136,177
	Pinar Entegre et ve Un Sanayii A.S.	113,128	197,115
	Pinar Sut Mamulleri Sanayii A.S.	107,272	361,394
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,160
*	Sabah Yayincilik A.S.	31,938	82,860
*	Sanko Pazarlama Ithalat Ihracat A.S.	25,213	56,915
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	247,799	758,844
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,346,358	807,346
*	Tat Konserve Sanayii A.S.	175,295	243,833
*	Tekstil Bankasi A.S.	826,986	799,449
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	255,131
	Tofas Turk Otomobil Fabrikasi A.S.	760,313	2,071,821
	Trakya Cam Sanayii A.S.	1,581,854	3,844,174
	Tupras-Turkiye Petrol Rafinerileri A.S.	158,906	2,895,637
	Turk Demir Dokum Fabrikalari A.S.	124,449	1,034,822
*	Turk Prysmian Kablo ve Sistemleri A.S.	39,312	95,072
*	Turk Sise ve Cam Fabrikalari A.S.	2,182,218	6,631,110
	Turkiye Garanti Bankasi A.S.	4,310,290	12,513,307
	Turkiye Is Bankasi A.S.	2,232,528	12,819,044
	Ulker Gida Sanayi ve Ticaret A.S.	125,705	319,787
	Unye Cimento Sanayi ve Ticaret A.S.	20,978	64,725
	USAS Ucak Servisi A.S.	20,520	70,248
*	Uzel Makina Sanayii A.S.	50,502	90,649
*	Vestel Elektronik Sanayi ve Ticaret A.S.	223,134	585,802
*	Yapi Kredi Finansal Kiralama A.S.	25,196	56,551
*	Yapi ve Kredi Bankasi A.S.	3,543,654	6,891,129
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	18,345	24,813
*	Zorlu Enerji Elektrik Uretim A.S.	54,296	156,136

TOTAL — TURKEY			139,457,992

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (2.5%)
@ Repurchase Agreement, Bank of America Securities 5.3125%, 09/01/06 (Collateralized by $92,752,975 FNMA 5.000%, 07/01/35, valued at $76,500,001) to be repurchased at $75,011,068	$75,000	75,000,000

@ Repurchase Agreement, Countrywide Securities 5.29%, 09/01/06 (Collateralized by $2,588,546 FNMA 5.82438%(r), 02/25/32, valued at $2,555,542) to be repurchased at $2,505,433	2,505	2,505,065

Repurchase Agreement, PNC Capital Markets, Inc. 5.22%, 09/01/06 (Collateralized by $19,346,000 FHLMC 4.00%, 09/22/09, valued at $19,104,175) to be repurchased at $18,823,729	18,821	18,821,000
TOTAL TEMPORARY CASH INVESTMENTS		96,326,065

TOTAL INVESTMENTS - (100.0%)
(Cost $2,660,505,812)##		$3,783,030,786

Notes to Schedule of Investments

Organizational Note

Dimensional Emerging Markets Value Fund Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors Inc.

Security Valuation Note

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Close Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Federal Tax Cost Note

At August 31, 2006, the total cost of securities for federal income tax purposes was $2,661,390,534 for Dimensional Emerging Markets Value Fund Inc.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

(a)           Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund Inc.

By:	/s/ David G. Booth
David G. Booth
Co-Chairman, Director, President,
Chief Executive Officer and Chief Investment Officer

Date:	October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Emerging Markets Value Fund Inc.

Date:	October 26, 2006

By:	/s/ Michael T. Scardina
Michael T. Scardina
Principal Financial Officer
Dimensional Emerging Markets Value Fund Inc.

Date:	October 26, 2006